Quarterly Report
March 31, 2023
Elfun Diversified Fund

Elfun Diversified Fund
Quarterly Report
March 31, 2023

Page
Schedule of Investments	1
Notes to Schedule of Investments	28

Elfun Diversified Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Domestic Equity - 37.9% †
Common Stock - 37.9%
Advertising - 0.0% *
Interpublic Group of Cos., Inc. (a)	666	$24,802
Omnicom Group, Inc. (a)	341	32,170
		56,972
Aerospace & Defense - 0.7%
Boeing Co. (a)(b)	1,093	232,186
General Dynamics Corp. (a)	440	100,412
Howmet Aerospace, Inc. (a)	719	30,464
Huntington Ingalls Industries, Inc. (a)	71	14,698
L3Harris Technologies, Inc. (a)	375	73,590
Lockheed Martin Corp. (a)	437	206,583
Northrop Grumman Corp. (a)	280	129,282
Raytheon Technologies Corp.	2,807	274,890
Textron, Inc. (a)	398	28,111
TransDigm Group, Inc. (a)	102	75,179
		1,165,395
Agricultural & Farm Machinery - 0.1%
Deere & Co. (a)	520	214,698
Agricultural Products & Services - 0.1%
Archer-Daniels-Midland Co. (a)	1,078	85,873
Bunge Ltd.	300	28,656
		114,529
Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc. (a)	206	20,470
Expeditors International of Washington, Inc. (a)	296	32,595
FedEx Corp. (a)	444	101,450
United Parcel Service, Inc., Class B (a)	1,406	272,750
		427,265
Apparel Retail - 0.1%
Ross Stores, Inc. (a)	683	72,487
TJX Cos., Inc. (a)	2,229	174,664
		247,151
Apparel, Accessories & Luxury Goods - 0.0% *
Ralph Lauren Corp. (a)	75	8,750
Tapestry, Inc. (a)	436	18,796
VF Corp. (a)	724	16,587
		44,133
Application Software - 0.9%
Adobe, Inc. (a)(b)	883	340,282
ANSYS, Inc. (a)(b)	175	58,240
Autodesk, Inc. (a)(b)	425	88,468
Cadence Design Systems, Inc. (a)(b)	539	113,238
Ceridian HCM Holding, Inc. (a)(b)	279	20,428
Fair Isaac Corp. (b)	47	33,026
Intuit, Inc. (a)	540	240,748
Paycom Software, Inc. (a)(b)	89	27,057
PTC, Inc. (a)(b)	195	25,005
Roper Technologies, Inc. (a)	208	91,664
Salesforce, Inc. (a)(b)	1,929	385,376
Synopsys, Inc. (a)(b)	300	115,875
	Number of Shares	Fair Value
Tyler Technologies, Inc. (a)(b)	77	$27,307
		1,566,714
Asset Management & Custody Banks - 0.3%
Ameriprise Financial, Inc. (a)	210	64,365
Bank of New York Mellon Corp. (a)	1,395	63,389
BlackRock, Inc. (a)	293	196,052
Franklin Resources, Inc. (a)	492	13,254
Invesco Ltd. (a)	809	13,268
Northern Trust Corp. (a)	421	37,103
State Street Corp. (a)(c)	659	49,880
T Rowe Price Group, Inc. (a)	446	50,353
		487,664
Automobile Manufacturers - 0.7%
Ford Motor Co. (a)	7,615	95,949
General Motors Co. (a)	2,733	100,246
Tesla, Inc. (a)(b)	5,201	1,079,000
		1,275,195
Automotive Parts & Equipment - 0.0% *
Aptiv PLC (a)(b)	540	60,583
BorgWarner, Inc. (a)	439	21,559
		82,142
Automotive Retail - 0.1%
Advance Auto Parts, Inc. (a)	103	12,526
AutoZone, Inc. (a)(b)	37	90,952
CarMax, Inc. (a)(b)	284	18,255
O'Reilly Automotive, Inc. (a)(b)	123	104,424
		226,157
Biotechnology - 0.9%
AbbVie, Inc. (a)	3,416	544,408
Amgen, Inc. (a)	1,028	248,519
Biogen, Inc. (a)(b)	284	78,961
Gilead Sciences, Inc. (a)	2,376	197,137
Incyte Corp. (a)(b)	341	24,644
Moderna, Inc. (a)(b)	638	97,984
Regeneron Pharmaceuticals, Inc. (a)(b)	208	170,907
Vertex Pharmaceuticals, Inc. (a)(b)	498	156,905
		1,519,465
Brewers - 0.0% *
Molson Coors Beverage Co., Class B (a)	339	17,520
Broadcasting - 0.0% *
Fox Corp., Class A (a)	497	16,923
Fox Corp., Class B (a)	283	8,861
Paramount Global, Class B (a)	904	20,168
		45,952
Broadline Retail - 1.1%
Amazon.com, Inc. (a)(b)	17,249	1,781,649
eBay, Inc. (a)	1,085	48,141
Etsy, Inc. (a)(b)	232	25,829
		1,855,619
Building Products - 0.2%
A O Smith Corp. (a)	200	13,830
Allegion PLC (a)	157	16,757
Carrier Global Corp. (a)	1,613	73,795

See Notes to Schedule of Investments.
Elfun Diversified Fund	1

Elfun Diversified Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Johnson Controls International PLC (a)	1,285	$77,383
Masco Corp. (a)	473	23,517
Resideo Technologies, Inc. (a)	—	—
Trane Technologies PLC (a)	453	83,343
		288,625
Cable & Satellite - 0.2%
Charter Communications, Inc., Class A (a)(b)	200	71,522
Comcast Corp., Class A (a)	8,125	308,019
DISH Network Corp., Class A (a)(b)	432	4,030
		383,571
Cargo Ground Transportation - 0.1%
JB Hunt Transport Services, Inc. (a)	153	26,846
Old Dominion Freight Line, Inc. (a)	180	61,351
		88,197
Casinos & Gaming - 0.1%
Caesars Entertainment, Inc. (a)(b)	382	18,646
Las Vegas Sands Corp. (a)(b)	671	38,549
MGM Resorts International (a)	620	27,540
Wynn Resorts Ltd. (a)(b)	178	19,920
		104,655
Commodity Chemicals - 0.1%
Dow, Inc. (a)	1,322	72,472
LyondellBasell Industries NV, Class A (a)	477	44,786
		117,258
Communications Equipment - 0.4%
Arista Networks, Inc. (a)(b)	492	82,587
Cisco Systems, Inc. (a)	7,913	413,652
F5, Inc. (a)(b)	107	15,589
Juniper Networks, Inc. (a)	545	18,759
Motorola Solutions, Inc. (a)	329	94,137
		624,724
Computer & Electronics Retail - 0.0% *
Best Buy Co., Inc. (a)	365	28,569
Construction & Engineering - 0.0% *
Quanta Services, Inc.	288	47,992
Construction Machinery & Heavy Transportation Equipment - 0.2%
Caterpillar, Inc. (a)	1,002	229,298
Cummins, Inc. (a)	279	66,647
PACCAR, Inc. (a)	1,030	75,396
Westinghouse Air Brake Technologies Corp. (a)	299	30,217
		401,558
Construction Materials - 0.1%
Martin Marietta Materials, Inc. (a)	125	44,382
Vulcan Materials Co. (a)	266	45,635
		90,017
Consumer Electronics - 0.0% *
Garmin Ltd. (a)	284	28,661
	Number of Shares	Fair Value
Consumer Finance - 0.2%
American Express Co. (a)	1,165	$192,167
Capital One Financial Corp. (a)	753	72,408
Discover Financial Services (a)	503	49,717
Synchrony Financial (a)	803	23,351
		337,643
Consumer Staples Merchandise Retail - 0.6%
Costco Wholesale Corp. (a)	857	425,817
Dollar General Corp. (a)	441	92,813
Dollar Tree, Inc. (a)(b)	418	60,004
Target Corp.	894	148,073
Walmart, Inc. (a)	2,706	399,000
		1,125,707
Copper - 0.1%
Freeport-McMoRan, Inc. (a)	2,727	111,562
Data Center REITs - 0.1%
Digital Realty Trust, Inc. (a)	571	56,135
Equinix, Inc. (a)	179	129,066
		185,201
Data Processing & Outsourced Services - 0.0% *
Broadridge Financial Solutions, Inc. (a)	240	35,177
Distillers & Vintners - 0.1%
Brown-Forman Corp., Class B (a)	362	23,266
Constellation Brands, Inc., Class A (a)	321	72,510
		95,776
Distributors - 0.1%
Genuine Parts Co. (a)	282	47,181
LKQ Corp. (a)	436	24,747
Pool Corp. (a)	72	24,656
		96,584
Diversified Banks - 1.0%
Bank of America Corp. (a)	13,491	385,843
Citigroup, Inc. (a)	3,714	174,149
JPMorgan Chase & Co. (a)	5,669	738,727
U.S. Bancorp (a)	2,653	95,641
Wells Fargo & Co. (a)	7,332	274,070
		1,668,430
Diversified Support Services - 0.1%
Cintas Corp. (a)	170	78,656
Copart, Inc. (a)(b)	854	64,229
		142,885
Drug Retail - 0.0% *
Walgreens Boots Alliance, Inc. (a)	1,387	47,962
Electric Utilities - 0.7%
Alliant Energy Corp. (a)	434	23,176
American Electric Power Co., Inc. (a)	1,007	91,627
Constellation Energy Corp. (a)	574	45,059
Duke Energy Corp. (a)	1,495	144,223
Edison International (a)	743	52,448
Entergy Corp. (a)	409	44,066
Evergy, Inc. (a)	422	25,793
Eversource Energy (a)	692	54,156

See Notes to Schedule of Investments.
2	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Exelon Corp. (a)	1,923	$80,554
FirstEnergy Corp. (a)	1,062	42,544
NextEra Energy, Inc. (a)	3,830	295,216
NRG Energy, Inc. (a)	355	12,173
PG&E Corp. (a)(b)	3,200	51,744
Pinnacle West Capital Corp. (a)	200	15,848
PPL Corp. (a)	1,355	37,655
Southern Co. (a)	2,106	146,536
Xcel Energy, Inc. (a)	1,078	72,700
		1,235,518
Electrical Components & Equipment - 0.2%
AMETEK, Inc. (a)	455	66,125
Eaton Corp. PLC (a)	771	132,103
Emerson Electric Co. (a)	1,091	95,070
Generac Holdings, Inc. (a)(b)	101	10,909
Rockwell Automation, Inc. (a)	228	66,907
		371,114
Electronic Components - 0.1%
Amphenol Corp., Class A (a)	1,168	95,449
Corning, Inc. (a)	1,440	50,803
		146,252
Electronic Equipment & Instruments - 0.1%
Keysight Technologies, Inc. (a)(b)	354	57,164
Teledyne Technologies, Inc. (a)(b)	95	42,499
Trimble, Inc. (a)(b)	500	26,210
Zebra Technologies Corp., Class A (a)(b)	96	30,528
		156,401
Electronic Manufacturing Services - 0.0% *
TE Connectivity Ltd. (a)	627	82,231
Environmental & Facilities Services - 0.1%
Republic Services, Inc. (a)	410	55,440
Rollins, Inc. (a)	425	15,950
Waste Management, Inc. (a)	722	117,809
		189,199
Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc. (a)	362	26,241
Corteva, Inc. (a)	1,382	83,349
FMC Corp. (a)	233	28,456
Mosaic Co. (a)	630	28,904
		166,950
Financial Exchanges & Data - 0.4%
Cboe Global Markets, Inc. (a)	195	26,177
CME Group, Inc. (a)	697	133,490
FactSet Research Systems, Inc. (a)	71	29,471
Intercontinental Exchange, Inc. (a)	1,080	112,633
MarketAxess Holdings, Inc. (a)	67	26,216
Moody's Corp. (a)	309	94,560
MSCI, Inc. (a)	158	88,431
Nasdaq, Inc. (a)	632	34,552
S&P Global, Inc. (a)	634	218,584
		764,114
Food Distributors - 0.0% *
Sysco Corp. (a)	928	71,669
	Number of Shares	Fair Value
Food Retail - 0.0% *
Kroger Co. (a)	1,281	$63,243
Footwear - 0.2%
NIKE, Inc., Class B (a)	2,401	294,459
Gas Utilities - 0.0% *
Atmos Energy Corp. (a)	298	33,483
Gold - 0.0% *
Newmont Corp. (a)	1,555	76,226
Health Care REITs - 0.1%
Healthpeak Properties, Inc. (a)	1,127	24,760
Ventas, Inc. (a)	818	35,460
Welltower, Inc. (a)	876	62,801
		123,021
Healthcare Distributors - 0.1%
AmerisourceBergen Corp.	305	48,833
Cardinal Health, Inc. (a)	500	37,750
Henry Schein, Inc. (a)(b)	264	21,527
McKesson Corp. (a)	261	92,929
		201,039
Healthcare Equipment - 1.0%
Abbott Laboratories (a)	3,363	340,537
Baxter International, Inc. (a)	945	38,329
Becton Dickinson & Co. (a)	553	136,890
Boston Scientific Corp. (a)(b)	2,799	140,034
Dexcom, Inc. (a)(b)	760	88,297
Edwards Lifesciences Corp. (b)	1,213	100,351
GE HealthCare Technologies, Inc. (b)	698	57,257
Hologic, Inc. (a)(b)	503	40,592
IDEXX Laboratories, Inc. (a)(b)	163	81,513
Insulet Corp. (b)	130	41,465
Intuitive Surgical, Inc. (a)(b)	672	171,676
Medtronic PLC (a)	2,592	208,967
ResMed, Inc. (a)	278	60,879
STERIS PLC (a)	201	38,447
Stryker Corp. (a)	655	186,983
Teleflex, Inc. (a)	86	21,785
Zimmer Biomet Holdings, Inc. (a)	418	54,006
		1,808,008
Healthcare Facilities - 0.1%
HCA Healthcare, Inc. (a)	415	109,427
Universal Health Services, Inc., Class B (a)	112	14,235
		123,662
Healthcare Services - 0.2%
Cigna Group (a)	574	146,674
CVS Health Corp. (a)	2,469	183,471
DaVita, Inc. (a)(b)	88	7,138
Laboratory Corp. of America Holdings (a)	166	38,084
Quest Diagnostics, Inc. (a)	205	29,003
		404,370
Healthcare Supplies - 0.1%
Align Technology, Inc. (a)(b)	137	45,777
Cooper Cos., Inc. (a)	92	34,349

See Notes to Schedule of Investments.
Elfun Diversified Fund	3

Elfun Diversified Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
DENTSPLY SIRONA, Inc. (a)	353	$13,866
		93,992
Home Building - 0.1%
DR Horton, Inc. (a)	609	59,493
Lennar Corp., Class A (a)	509	53,501
NVR, Inc. (a)(b)	6	33,433
PulteGroup, Inc. (a)	399	23,254
		169,681
Home Furnishings - 0.0% *
Mohawk Industries, Inc. (a)(b)	83	8,318
Home Improvement Retail - 0.5%
Home Depot, Inc. (a)	1,969	581,091
Lowe's Cos., Inc. (a)	1,164	232,765
		813,856
Hotel & Resort REITs - 0.0% *
Host Hotels & Resorts, Inc. (a)	1,333	21,981
Hotels, Resorts & Cruise Lines - 0.3%
Booking Holdings, Inc. (a)(b)	75	198,931
Carnival Corp. (a)(b)	1,799	18,260
Expedia Group, Inc. (a)(b)	273	26,489
Hilton Worldwide Holdings, Inc. (a)	505	71,139
Marriott International, Inc., Class A (a)	530	88,001
Norwegian Cruise Line Holdings Ltd. (a)(b)	648	8,716
Royal Caribbean Cruises Ltd. (a)(b)	404	26,381
		437,917
Household Appliances - 0.0% *
Whirlpool Corp. (a)	93	12,278
Household Products - 0.6%
Church & Dwight Co., Inc. (a)	455	40,227
Clorox Co. (a)	251	39,718
Colgate-Palmolive Co. (a)	1,616	121,442
Kimberly-Clark Corp. (a)	663	88,988
Procter & Gamble Co. (a)	4,559	677,878
		968,253
Housewares & Specialties - 0.0% *
Newell Brands, Inc. (a)	612	7,613
Human Resource & Employment Services - 0.2%
Automatic Data Processing, Inc. (a)	807	179,662
Paychex, Inc. (a)	633	72,536
Robert Half International, Inc. (a)	191	15,389
		267,587
Independent Power Producers & Energy Traders - 0.0% *
AES Corp. (a)	1,224	29,474
Industrial Conglomerates - 0.3%
3M Co. (a)	1,070	112,468
General Electric Co. (a)	2,095	200,282
Honeywell International, Inc. (a)	1,287	245,971
		558,721
	Number of Shares	Fair Value
Industrial Gases - 0.3%
Air Products & Chemicals, Inc. (a)	429	$123,213
Linde PLC	950	337,668
		460,881
Industrial Machinery & Supplies & Components - 0.3%
Dover Corp. (a)	261	39,656
Fortive Corp. (a)	709	48,333
IDEX Corp. (a)	153	35,348
Illinois Tool Works, Inc. (a)	541	131,706
Ingersoll Rand, Inc. (a)	759	44,159
Nordson Corp. (a)	98	21,781
Otis Worldwide Corp. (a)	824	69,546
Parker-Hannifin Corp. (a)	253	85,036
Pentair PLC (a)	353	19,510
Snap-on, Inc. (a)	97	23,948
Stanley Black & Decker, Inc. (a)	263	21,193
Xylem, Inc. (a)	363	38,006
		578,222
Industrial REITs - 0.1%
Prologis, Inc. (a)	1,801	224,711
Insurance Brokers - 0.3%
Aon PLC, Class A (a)	401	126,431
Arthur J Gallagher & Co. (a)	415	79,394
Brown & Brown, Inc. (a)	400	22,968
Marsh & McLennan Cos., Inc. (a)	964	160,554
Willis Towers Watson PLC (a)	216	50,194
		439,541
Integrated Oil & Gas - 0.9%
Chevron Corp. (a)	3,436	560,618
Exxon Mobil Corp. (a)	7,961	873,003
Occidental Petroleum Corp. (a)	1,427	89,088
		1,522,709
Integrated Telecommunication Services - 0.3%
AT&T, Inc. (a)	13,703	263,783
Verizon Communications, Inc. (a)	8,050	313,064
		576,847
Interactive Home Entertainment - 0.1%
Activision Blizzard, Inc. (a)	1,393	119,227
Electronic Arts, Inc. (a)	519	62,513
Take-Two Interactive Software, Inc. (a)(b)	296	35,313
		217,053
Interactive Media & Services - 1.8%
Alphabet, Inc., Class C (a)(b)	10,041	1,044,264
Alphabet, Inc., Class A (a)(b)	11,520	1,194,969
Match Group, Inc. (a)(b)	600	23,034
Meta Platforms, Inc., Class A (a)(b)	4,303	911,978
		3,174,245
Internet Services & Infrastructure - 0.0% *
Akamai Technologies, Inc. (a)(b)	287	22,472
VeriSign, Inc. (b)	171	36,138
		58,610

See Notes to Schedule of Investments.
4	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Investment Banking & Brokerage - 0.4%
Charles Schwab Corp. (a)	2,990	$156,616
Goldman Sachs Group, Inc. (a)	661	216,220
Morgan Stanley (a)	2,551	223,978
Raymond James Financial, Inc. (a)	389	36,282
		633,096
IT Consulting & Other Services - 0.4%
Accenture PLC, Class A (a)	1,214	346,973
Cognizant Technology Solutions Corp., Class A (a)	944	57,518
DXC Technology Co. (a)(b)	386	9,866
EPAM Systems, Inc. (a)(b)	107	31,993
Gartner, Inc. (a)(b)	158	51,472
International Business Machines Corp. (a)	1,764	231,243
		729,065
Leisure Products - 0.0% *
Hasbro, Inc. (a)	296	15,892
Life & Health Insurance - 0.2%
Aflac, Inc. (a)	1,114	71,875
Globe Life, Inc.	163	17,933
Lincoln National Corp. (a)	284	6,382
MetLife, Inc. (a)	1,293	74,917
Principal Financial Group, Inc. (a)	423	31,437
Prudential Financial, Inc. (a)	726	60,069
		262,613
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc. (a)	581	80,376
Bio-Rad Laboratories, Inc., Class A (a)(b)	39	18,682
Bio-Techne Corp. (a)	276	20,476
Charles River Laboratories International, Inc. (a)(b)	92	18,567
Danaher Corp. (a)	1,264	318,579
Illumina, Inc. (a)(b)	312	72,556
IQVIA Holdings, Inc. (a)(b)	366	72,794
Mettler-Toledo International, Inc. (a)(b)	44	67,329
PerkinElmer, Inc. (a)	234	31,183
Thermo Fisher Scientific, Inc. (a)	757	436,312
Waters Corp. (a)(b)	111	34,369
West Pharmaceutical Services, Inc. (a)	150	51,970
		1,223,193
Managed Healthcare - 0.7%
Centene Corp. (a)(b)	1,046	66,118
Elevance Health, Inc. (a)	466	214,271
Humana, Inc. (a)	245	118,938
Molina Healthcare, Inc. (a)(b)	119	31,831
UnitedHealth Group, Inc. (a)	1,806	853,498
		1,284,656
Metal, Glass & Plastic Containers - 0.0% *
Ball Corp. (a)	584	32,184
Movies & Entertainment - 0.4%
Live Nation Entertainment, Inc. (a)(b)	249	17,430
Netflix, Inc. (a)(b)	858	296,422
	Number of Shares	Fair Value
Walt Disney Co. (a)(b)	3,524	$352,858
Warner Bros Discovery, Inc. (a)(b)	4,372	66,017
		732,727
Multi-Family Residential REITs - 0.1%
AvalonBay Communities, Inc. (a)	281	47,225
Camden Property Trust (a)	232	24,323
Equity Residential (a)	637	38,220
Essex Property Trust, Inc. (a)	119	24,888
Mid-America Apartment Communities, Inc. (a)	234	35,343
UDR, Inc. (a)	617	25,334
		195,333
Multi-Line Insurance - 0.1%
American International Group, Inc. (a)	1,482	74,634
Assurant, Inc. (a)	90	10,806
Hartford Financial Services Group, Inc. (a)	636	44,323
		129,763
Multi-Sector Holdings - 0.6%
Berkshire Hathaway, Inc., Class B (a)(b)	3,484	1,075,755
Multi-Utilities - 0.3%
Ameren Corp. (a)	485	41,899
CenterPoint Energy, Inc. (a)	1,140	33,584
CMS Energy Corp. (a)	587	36,030
Consolidated Edison, Inc. (a)	701	67,065
Dominion Energy, Inc. (a)	1,632	91,245
DTE Energy Co. (a)	388	42,501
NiSource, Inc. (a)	692	19,348
Public Service Enterprise Group, Inc. (a)	908	56,705
Sempra Energy (a)	616	93,115
WEC Energy Group, Inc. (a)	626	59,339
		540,831
Office REITs - 0.0% *
Alexandria Real Estate Equities, Inc. (a)	300	37,677
Boston Properties, Inc. (a)	315	17,048
		54,725
Oil & Gas Equipment & Services - 0.1%
Baker Hughes Co. (a)	2,015	58,153
Halliburton Co. (a)	1,763	55,781
Schlumberger NV (a)	2,750	135,025
		248,959
Oil & Gas Exploration & Production - 0.4%
APA Corp. (a)	621	22,393
ConocoPhillips (a)	2,357	233,838
Coterra Energy, Inc. (a)	1,495	36,687
Devon Energy Corp. (a)	1,286	65,085
Diamondback Energy, Inc. (a)	352	47,580
EOG Resources, Inc. (a)	1,140	130,678
EQT Corp. (a)	700	22,337
Hess Corp. (a)	547	72,390
Marathon Oil Corp. (a)	1,299	31,124
Pioneer Natural Resources Co. (a)	465	94,972
		757,084

See Notes to Schedule of Investments.
Elfun Diversified Fund	5

Elfun Diversified Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Oil & Gas Refining & Marketing - 0.2%
Marathon Petroleum Corp. (a)	869	$117,167
Phillips 66 (a)	888	90,026
Valero Energy Corp. (a)	755	105,398
		312,591
Oil & Gas Storage & Transportation - 0.1%
Kinder Morgan, Inc. (a)	3,904	68,359
ONEOK, Inc. (a)	886	56,296
Targa Resources Corp. (a)	400	29,180
Williams Cos., Inc. (a)	2,431	72,590
		226,425
Other Specialized REITs - 0.1%
Iron Mountain, Inc. (a)	605	32,011
VICI Properties, Inc. (a)	1,900	61,978
		93,989
Other Specialty Retail - 0.1%
Bath & Body Works, Inc. (a)	387	14,157
Tractor Supply Co. (a)	221	51,944
Ulta Beauty, Inc. (a)(b)	96	52,384
		118,485
Packaged Foods & Meats - 0.4%
Campbell Soup Co. (a)	365	20,068
Conagra Brands, Inc. (a)	926	34,781
General Mills, Inc. (a)	1,164	99,476
Hershey Co. (a)	291	74,033
Hormel Foods Corp. (a)	517	20,618
J M Smucker Co. (a)	198	31,159
Kellogg Co. (a)	438	29,329
Kraft Heinz Co. (a)	1,563	60,441
Lamb Weston Holdings, Inc. (a)	266	27,802
McCormick & Co., Inc. (a)	468	38,942
Mondelez International, Inc., Class A (a)	2,578	179,738
Tyson Foods, Inc., Class A (a)	507	30,075
		646,462
Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC (a)	2,785	31,693
Avery Dennison Corp. (a)	149	26,661
International Paper Co. (a)	644	23,223
Packaging Corp. of America (a)	169	23,462
Sealed Air Corp. (a)	264	12,120
Westrock Co. (a)	448	13,651
		130,810
Passenger Airlines - 0.1%
Alaska Air Group, Inc. (a)(b)	296	12,420
American Airlines Group, Inc. (a)(b)	1,394	20,561
Delta Air Lines, Inc. (a)(b)	1,300	45,396
Southwest Airlines Co. (a)	1,194	38,853
United Airlines Holdings, Inc. (a)(b)	636	28,143
		145,373
Personal Care Products - 0.1%
Estee Lauder Cos., Inc., Class A (a)	447	110,168
Pharmaceuticals - 1.6%
Bristol-Myers Squibb Co. (a)	4,098	284,032
	Number of Shares	Fair Value
Catalent, Inc. (a)(b)	329	$21,619
Eli Lilly & Co. (a)	1,523	523,029
Johnson & Johnson (a)	5,054	783,370
Merck & Co., Inc. (a)	4,872	518,332
Organon & Co. (a)	587	13,806
Pfizer, Inc. (a)	10,839	442,231
Viatris, Inc. (a)	2,587	24,887
Zoetis, Inc. (a)	905	150,628
		2,761,934
Property & Casualty Insurance - 0.3%
Allstate Corp. (a)	523	57,954
Arch Capital Group Ltd. (a)(b)	700	47,509
Chubb Ltd. (a)	807	156,703
Cincinnati Financial Corp. (a)	319	35,753
Loews Corp. (a)	411	23,846
Progressive Corp. (a)	1,137	162,659
Travelers Cos., Inc.	460	78,849
W R Berkley Corp. (a)	350	21,791
		585,064
Publishing - 0.0% *
News Corp., Class A (a)	611	10,552
News Corp., Class B (a)	142	2,475
		13,027
Rail Transportation - 0.3%
CSX Corp. (a)	4,049	121,227
Norfolk Southern Corp. (a)	447	94,764
Union Pacific Corp. (a)	1,178	237,084
		453,075
Real Estate Services - 0.0% *
CBRE Group, Inc., Class A (a)(b)	594	43,249
Regional Banks - 0.2%
Citizens Financial Group, Inc. (a)	1,001	30,400
Comerica, Inc. (a)	266	11,550
Fifth Third Bancorp (a)	1,374	36,603
First Republic Bank (a)	367	5,134
Huntington Bancshares, Inc. (a)	2,934	32,861
KeyCorp (a)	1,872	23,438
M&T Bank Corp. (a)	345	41,252
PNC Financial Services Group, Inc. (a)	781	99,265
Regions Financial Corp. (a)	1,897	35,208
Truist Financial Corp. (a)	2,577	87,876
Zions Bancorp NA (a)	252	7,542
		411,129
Reinsurance - 0.0% *
Everest Re Group Ltd. (a)	72	25,777
Research & Consulting Services - 0.1%
CoStar Group, Inc. (a)(b)	800	55,080
Equifax, Inc. (a)	245	49,696
Jacobs Solutions, Inc. (a)	207	24,325
Leidos Holdings, Inc. (a)	251	23,107
Verisk Analytics, Inc. (a)	311	59,668
		211,876
Restaurants - 0.5%
Chipotle Mexican Grill, Inc. (a)(b)	53	90,539

See Notes to Schedule of Investments.
6	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Darden Restaurants, Inc. (a)	227	$35,221
Domino's Pizza, Inc. (a)	63	20,782
McDonald's Corp. (a)	1,413	395,089
Starbucks Corp. (a)	2,240	233,251
Yum! Brands, Inc. (a)	556	73,437
		848,319
Retail REITs - 0.1%
Federal Realty Investment Trust (a)	139	13,738
Kimco Realty Corp. (a)	1,310	25,584
Realty Income Corp.	1,235	78,200
Regency Centers Corp. (a)	334	20,434
Simon Property Group, Inc. (a)	645	72,221
		210,177
Self Storage REITs - 0.1%
Extra Space Storage, Inc. (a)	251	40,895
Public Storage (a)	311	93,966
		134,861
Semiconductor Materials & Equipment - 0.3%
Applied Materials, Inc. (a)	1,622	199,230
Enphase Energy, Inc. (a)(b)	270	56,776
KLA Corp. (a)	264	105,381
Lam Research Corp. (a)	264	139,952
SolarEdge Technologies, Inc. (a)(b)	104	31,611
Teradyne, Inc. (a)	289	31,070
		564,020
Semiconductors - 2.1%
Advanced Micro Devices, Inc. (a)(b)	3,109	304,713
Analog Devices, Inc. (a)	975	192,290
Broadcom, Inc. (a)	807	517,723
First Solar, Inc. (a)(b)	202	43,935
Intel Corp. (a)	7,926	258,942
Microchip Technology, Inc. (a)	1,082	90,650
Micron Technology, Inc. (a)	2,144	129,369
Monolithic Power Systems, Inc. (a)	91	45,549
NVIDIA Corp. (a)	4,758	1,321,630
ON Semiconductor Corp. (a)(b)	800	65,856
Qorvo, Inc. (a)(b)	181	18,384
QUALCOMM, Inc. (a)	2,148	274,042
Skyworks Solutions, Inc. (a)	297	35,040
Texas Instruments, Inc. (a)	1,747	324,959
		3,623,082
Single-Family Residential REITs - 0.0% *
Invitation Homes, Inc. (a)	1,200	37,476
Soft Drinks & Non-alcoholic Beverages - 0.6%
Coca-Cola Co. (a)	7,482	464,108
Keurig Dr Pepper, Inc. (a)	1,700	59,976
Monster Beverage Corp. (a)(b)	1,354	73,130
PepsiCo, Inc. (a)	2,659	484,736
		1,081,950
Specialty Chemicals - 0.3%
Albemarle Corp. (a)	221	48,850
Celanese Corp. (a)	181	19,709
DuPont de Nemours, Inc. (a)	840	60,287
Eastman Chemical Co. (a)	205	17,290
	Number of Shares	Fair Value
Ecolab, Inc. (a)	489	$80,944
International Flavors & Fragrances, Inc. (a)	506	46,532
PPG Industries, Inc. (a)	466	62,248
Sherwin-Williams Co. (a)	455	102,270
		438,130
Steel - 0.1%
Nucor Corp. (a)	480	74,146
Steel Dynamics, Inc. (a)	300	33,918
		108,064
Systems Software - 2.7%
Fortinet, Inc. (b)	1,285	85,401
Gen Digital, Inc. (a)	1,223	20,987
Microsoft Corp. (a)	14,383	4,146,619
Oracle Corp. (a)	2,961	275,136
ServiceNow, Inc. (a)(b)	393	182,635
		4,710,778
Technology Distributors - 0.0% *
CDW Corp. (a)	270	52,620
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc. (a)	28,738	4,738,896
Hewlett Packard Enterprise Co. (a)	2,563	40,829
HP, Inc. (a)	1,579	46,344
NetApp, Inc. (a)	367	23,433
Seagate Technology Holdings PLC (a)	351	23,208
Western Digital Corp. (a)(b)	644	24,259
		4,896,969
Telecom Tower REITs - 0.2%
American Tower Corp. (a)	907	185,336
Crown Castle, Inc. (a)	838	112,158
SBA Communications Corp.	214	55,869
		353,363
Timber REITs - 0.0% *
Weyerhaeuser Co. (a)	1,431	43,116
Tobacco - 0.3%
Altria Group, Inc. (a)	3,463	154,519
Philip Morris International, Inc. (a)	2,988	290,583
		445,102
Trading Companies & Distributors - 0.1%
Fastenal Co. (a)	1,087	58,633
United Rentals, Inc. (a)	138	54,615
WW Grainger, Inc. (a)	90	61,993
		175,241
Transaction & Payment Processing Services - 1.0%
Fidelity National Information Services, Inc. (a)	1,168	63,458
Fiserv, Inc. (a)(b)	1,232	139,253
FleetCor Technologies, Inc. (a)(b)	136	28,676
Global Payments, Inc. (a)	497	52,304
Jack Henry & Associates, Inc. (a)	132	19,895
Mastercard, Inc., Class A (a)	1,630	592,358
PayPal Holdings, Inc. (a)(b)	2,218	168,435

See Notes to Schedule of Investments.
Elfun Diversified Fund	7

Elfun Diversified Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Visa, Inc., Class A (a)	3,140	$707,944
		1,772,323
Water Utilities - 0.0% *
American Water Works Co., Inc. (a)	361	52,883
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)(b)	1,161	168,159
Total Common Stock (Cost $50,996,085)		66,272,717
Preferred Stock - 0.0% *
Diversified Banks - 0.0% *
Wells Fargo & Co. 5.85%, (5.85% fixed rate until 09/15/23; 3.09% + 3 month USD LIBOR thereafter) (d)	1,469	34,169
Total Preferred Stock (Cost $36,725)		34,169
Total Domestic Equity (Cost $51,032,810)		66,306,886
Foreign Equity - 0.0% *
Common Stock - 0.0% *
Semiconductors - 0.0% *
NXP Semiconductors NV (a)	509	94,916
Total Common Stock (Cost $93,401)		94,916
Total Foreign Equity (Cost $93,401)		94,916

	Principal Amount
Bonds and Notes - 32.9%
U.S. Treasuries - 9.5%
U.S. Treasury Bonds
2.25% 08/15/46	$546,000	411,803
3.00% 08/15/48 - 08/15/52	1,947,000	1,702,141
3.38% 08/15/42	443,100	416,168
U.S. Treasury Notes
0.25% 07/31/25	2,330,200	2,139,779
0.75% 12/31/23 - 01/31/28	6,443,000	5,855,462
1.13% 01/15/25	570,000	540,164
1.25% 11/30/26	280,000	256,156
1.50% 02/29/24	1,176,000	1,142,971
1.63% 05/15/31	674,000	585,853
1.75% 01/31/29	358,000	323,235
2.75% 08/15/32	820,000	771,697
2.88% 05/15/32	347,300	330,532
3.00% 06/30/24	342,000	335,815
3.88% 12/31/27 - 11/30/29	1,249,500	1,267,651
4.25% 12/31/24 - 10/15/25	561,100	563,526
		16,642,953
Agency Mortgage Backed - 9.5%
Federal Home Loan Mortgage Corp.
3.00% 04/01/43 - 10/01/49	1,361,087	1,245,523
4.50% 06/01/33 - 02/01/35	1,113	1,118
5.00% 07/01/35	6,986	7,176
5.50% 01/01/38 - 04/01/39	12,262	12,861
6.00% 06/01/33 - 11/01/37	29,134	30,809
6.50% 11/01/28	346	365
7.00% 12/01/29 - 08/01/36	8,219	8,797
7.50% 09/01/33	869	917
8.00% 07/01/26 - 11/01/30	902	950
8.50% 04/01/30	2,591	2,901
	Principal Amount	Fair Value
Federal National Mortgage Association
2.50% 03/01/51	$630,989	$543,837
3.00% 03/01/50	238,937	216,254
3.50% 08/01/45 - 01/01/48	566,844	536,483
4.00% 01/01/41 - 01/01/50	525,829	513,158
4.50% 07/01/33 - 12/01/48	263,819	263,735
5.00% 03/01/34 - 05/01/39	20,751	21,325
5.50% 07/01/33 - 01/01/39	44,562	46,517
6.00% 02/01/29 - 05/01/41	155,430	163,698
6.50% 07/01/29 - 08/01/36	4,368	4,666
7.00% 05/01/33 - 12/01/33	448	469
7.50% 12/01/26 - 03/01/33	2,332	2,462
8.00% 06/01/24 - 12/01/30	1,288	1,295
Federal National Mortgage Association 1.60% + 12 month USD LIBOR
2.97% 04/01/37 (d)	330	330
Federal National Mortgage Association, TBA
2.00% 04/13/53 (e)	4,550,954	3,760,271
2.50% 04/13/53 (e)	1,658,790	1,429,262
3.00% 04/13/53 (e)	1,647,950	1,477,290
3.50% 04/13/53 (e)	1,000,000	928,446
4.00% 04/13/53 (e)	2,320,592	2,218,291
Government National Mortgage Association
3.00% 12/20/42 - 05/20/45	1,299,868	1,206,204
3.50% 08/20/48	223,054	212,277
4.00% 01/20/41 - 04/20/43	111,379	109,886
4.50% 08/15/33 - 03/20/41	46,829	47,363
5.00% 08/15/33	2,526	2,596
6.00% 07/15/33 - 04/15/34	3,809	4,039
6.50% 04/15/28 - 07/15/36	6,165	6,543
7.00% 04/15/28 - 10/15/36	1,363	1,427
7.50% 04/15/28	3,334	3,387
8.00% 05/15/30	122	127
Government National Mortgage Association, TBA
2.50% 04/20/53 (e)	1,085,903	955,634
4.00% 04/20/53 (e)	220,302	212,013
Uniform Mortgage-Backed Security, TBA
5.00% 04/13/53 (e)	423,055	421,748
		16,622,450
Agency Collateralized Mortgage Obligations - 0.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51% 07/25/29	224,000	202,994
4.05% 09/25/28 (d)	71,000	70,398
Federal Home Loan Mortgage Corp. REMICS
3.50% 11/15/30 (f)	1,383	7
5.50% 06/15/33 (f)	2,102	330
7.50% 07/15/27 (f)	1,548	136
Federal Home Loan Mortgage Corp. STRIPS
0.00% 08/01/27 (g)	73	68
8.00% 07/01/24 (f)	61	2
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.08% 09/25/43 (d)(f)	80,896	528

See Notes to Schedule of Investments.
8	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Federal National Mortgage Association Interest STRIPS
4.50% 08/25/35 - 01/25/36 (f)	$4,694	$602
5.00% 03/25/38 - 05/25/38 (f)	3,009	465
5.50% 12/25/33 (f)	1,108	206
6.00% 01/25/35 (f)	3,135	553
7.50% 11/25/23 (f)	145	2
8.00% 07/25/24 (f)	113	4
Federal National Mortgage Association REMICS
1.15% 12/25/42 (d)(f)	16,830	584
5.00% 09/25/40 (f)	5,023	519
Federal National Mortgage Association REMICS 6.00% - 1 month USD LIBOR
1.15% 07/25/38 (d)(f)	3,440	318
Federal National Mortgage Association REMICS 6.55% - 1 month USD LIBOR
1.70% 11/25/41 (d)(f)	500,691	62,474
		340,190
Asset Backed - 0.0% *
Ford Credit Auto Owner Trust
0.56% 10/15/24	48,146	47,754
		47,754
Corporate Notes - 11.7%
3M Co.
3.13% 09/19/46	18,000	12,979
7-Eleven, Inc.
0.80% 02/10/24 (h)	38,000	36,412
0.95% 02/10/26 (h)	94,000	84,461
Abbott Laboratories
3.75% 11/30/26	21,000	20,837
4.90% 11/30/46	17,000	17,477
AbbVie, Inc.
2.60% 11/21/24	33,000	31,846
2.95% 11/21/26	136,000	129,416
3.20% 05/14/26 - 11/21/29	74,000	69,359
3.75% 11/14/23	42,000	41,590
4.05% 11/21/39	10,000	8,925
4.25% 11/21/49	47,000	41,465
4.40% 11/06/42	12,000	10,933
4.63% 10/01/42	3,000	2,773
4.70% 05/14/45	4,000	3,754
4.88% 11/14/48	5,000	4,803
Advance Auto Parts, Inc.
3.90% 04/15/30	67,000	60,963
5.95% 03/09/28	60,000	62,047
Advanced Micro Devices, Inc.
4.39% 06/01/52	41,000	38,134
AEP Texas, Inc.
3.45% 05/15/51	34,000	24,898
AEP Transmission Co. LLC
5.40% 03/15/53	20,000	20,832
Aetna, Inc.
3.50% 11/15/24	13,000	12,702
Aircastle Ltd.
4.25% 06/15/26	15,000	14,194
Alexandria Real Estate Equities, Inc.
1.88% 02/01/33	28,000	20,972
2.95% 03/15/34	26,000	20,792
3.55% 03/15/52	21,000	14,672
	Principal Amount	Fair Value
4.70% 07/01/30	$6,000	$5,806
Allstate Corp.
4.20% 12/15/46	23,000	19,422
Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75% 08/15/53 (d)	30,000	29,195
Ally Financial, Inc.
2.20% 11/02/28	29,000	23,016
Altria Group, Inc.
3.40% 05/06/30 - 02/04/41	50,000	41,400
4.00% 02/04/61	4,000	2,813
4.25% 08/09/42	2,000	1,563
4.45% 05/06/50	5,000	3,677
4.50% 05/02/43	5,000	3,988
Amazon.com, Inc.
1.50% 06/03/30	12,000	9,983
2.50% 06/03/50	32,000	21,661
2.70% 06/03/60	7,000	4,595
2.88% 05/12/41	20,000	15,712
3.15% 08/22/27	6,000	5,759
3.25% 05/12/61	12,000	8,829
4.05% 08/22/47	5,000	4,545
4.25% 08/22/57	5,000	4,564
Ameren Corp.
3.65% 02/15/26	10,000	9,632
American Electric Power Co., Inc.
2.30% 03/01/30	34,000	28,681
3.25% 03/01/50	4,000	2,787
American International Group, Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75% 04/01/48 (d)	4,000	3,635
American Tower Corp.
1.50% 01/31/28	47,000	40,008
2.90% 01/15/30	9,000	7,829
3.80% 08/15/29	29,000	26,960
American Water Capital Corp.
2.95% 09/01/27	15,000	14,113
Amgen, Inc.
2.00% 01/15/32	150,000	122,190
3.00% 01/15/52	12,000	8,238
3.15% 02/21/40	20,000	15,686
3.38% 02/21/50	5,000	3,744
4.66% 06/15/51	5,000	4,549
5.51% 03/02/26	45,000	45,215
5.60% 03/02/43	25,000	25,778
5.65% 03/02/53	25,000	26,018
5.75% 03/02/63	25,000	25,937
AngloGold Ashanti Holdings PLC
3.38% 11/01/28	200,000	177,458
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65% 02/01/26	3,000	2,944
4.70% 02/01/36	9,000	8,939
4.90% 02/01/46	36,000	35,175
Anheuser-Busch InBev Worldwide, Inc.
3.50% 06/01/30	113,000	106,589
4.00% 04/13/28	7,000	6,900
4.35% 06/01/40	13,000	12,100
4.38% 04/15/38	21,000	19,920
4.50% 06/01/50	12,000	11,226

See Notes to Schedule of Investments.
Elfun Diversified Fund	9

Elfun Diversified Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
4.60% 04/15/48	$16,000	$15,156
4.75% 04/15/58	10,000	9,443
5.55% 01/23/49	19,000	20,516
Aon Corp./Aon Global Holdings PLC
2.90% 08/23/51	21,000	13,992
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95% 01/14/50 (d)(h)	21,000	17,080
Apple, Inc.
2.20% 09/11/29	18,000	16,107
2.65% 02/08/51	53,000	37,167
2.80% 02/08/61	22,000	14,985
2.95% 09/11/49	7,000	5,290
3.35% 02/09/27	6,000	5,857
3.45% 02/09/45	25,000	21,473
3.85% 08/04/46	16,000	14,269
3.95% 08/08/52	18,000	16,135
Applied Materials, Inc.
4.35% 04/01/47	4,000	3,744
Aptiv PLC
4.40% 10/01/46	7,000	5,550
ArcelorMittal SA
6.80% 11/29/32	40,000	41,983
Archer-Daniels-Midland Co.
2.50% 08/11/26	7,000	6,604
Ares Capital Corp.
2.88% 06/15/28	33,000	27,245
3.25% 07/15/25	69,000	63,258
Arthur J Gallagher & Co.
3.50% 05/20/51	14,000	10,091
Ascension Health
4.85% 11/15/53	11,000	10,906
Ashtead Capital, Inc.
5.55% 05/30/33 (h)	200,000	197,826
Astrazeneca Finance LLC
1.75% 05/28/28	46,000	40,812
AstraZeneca PLC
3.00% 05/28/51	15,000	11,384
4.00% 01/17/29	8,000	7,883
4.38% 08/17/48	6,000	5,693
AT&T, Inc.
2.75% 06/01/31	91,000	78,334
3.65% 06/01/51	66,000	49,956
3.85% 06/01/60	24,000	17,987
4.35% 03/01/29	36,000	35,252
4.50% 05/15/35	13,000	12,191
4.55% 03/09/49	7,000	6,086
4.75% 05/15/46	5,000	4,500
4.85% 03/01/39	14,000	13,132
Athene Holding Ltd.
4.13% 01/12/28	7,000	6,350
6.15% 04/03/30	18,000	17,980
Avangrid, Inc.
3.15% 12/01/24	25,000	24,232
Bain Capital Specialty Finance, Inc.
2.95% 03/10/26	39,000	34,494
Bank of America Corp.
3.25% 10/21/27	46,000	43,347
4.18% 11/25/27	22,000	21,278
4.25% 10/22/26	119,000	115,416
	Principal Amount	Fair Value
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09% 06/14/29 (d)	$56,000	$48,183
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97% 07/21/52 (d)	40,000	26,963
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42% 12/20/28 (d)	38,000	35,335
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56% 04/23/27 (d)	20,000	19,062
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71% 04/24/28 (d)	26,000	24,596
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 year CMT Rate thereafter)
3.85% 03/08/37 (d)	32,000	27,471
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95% 01/23/49 (d)	17,000	13,718
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24% 04/24/38 (d)	16,000	14,396
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27% 07/23/29 (d)	12,000	11,550
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30% 01/28/25 (d)	33,000	29,733
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63% 09/20/26 (d)	53,000	48,437
Bank of Nova Scotia (7.45% fixed rate until 07/12/23; 2.65% + 3 month USD LIBOR thereafter)
7.45% 07/12/23 (d)	32,000	28,494
Barclays PLC (2.65% fixed rate until 06/24/30; 1.90% + 1 year CMT Rate thereafter)
2.65% 06/24/31 (d)	200,000	161,418
Barrick North America Finance LLC
5.70% 05/30/41	2,000	2,102
BAT Capital Corp.
2.73% 03/25/31	20,000	16,226
4.39% 08/15/37	12,000	9,795
4.54% 08/15/47	7,000	5,203
4.70% 04/02/27	19,000	18,646
4.91% 04/02/30	10,000	9,647
7.75% 10/19/32	8,000	8,872
BAT International Finance PLC
1.67% 03/25/26	8,000	7,286

See Notes to Schedule of Investments.
10	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Baxter International, Inc.
2.54% 02/01/32	$27,000	$21,997
Baylor Scott & White Holdings
2.84% 11/15/50	5,000	3,396
Becton Dickinson & Co.
3.70% 06/06/27	21,000	20,299
4.67% 06/06/47	4,000	3,730
4.69% 12/15/44	2,000	1,862
Berkshire Hathaway Energy Co.
3.25% 04/15/28	8,000	7,647
3.70% 07/15/30	64,000	60,821
3.80% 07/15/48	8,000	6,461
4.25% 10/15/50	40,000	34,506
Berkshire Hathaway Finance Corp.
2.85% 10/15/50	71,000	50,137
4.25% 01/15/49	19,000	17,527
Berry Global, Inc.
4.88% 07/15/26 (h)	29,000	28,270
BHP Billiton Finance USA Ltd.
4.90% 02/28/33	41,000	41,717
5.00% 09/30/43	3,000	3,034
Biogen, Inc.
2.25% 05/01/30	8,000	6,733
Block Financial LLC
2.50% 07/15/28	20,000	17,237
3.88% 08/15/30	5,000	4,322
Boardwalk Pipelines LP
4.80% 05/03/29	9,000	8,826
Boeing Co.
2.20% 02/04/26	68,000	63,077
2.70% 02/01/27	40,000	36,895
2.95% 02/01/30	5,000	4,404
3.25% 03/01/28	6,000	5,526
3.55% 03/01/38	4,000	3,188
3.75% 02/01/50	38,000	28,691
5.04% 05/01/27	48,000	48,349
5.15% 05/01/30	16,000	16,101
5.81% 05/01/50	12,000	12,065
Boston Properties LP
6.75% 12/01/27	32,000	31,700
Boston Scientific Corp.
4.70% 03/01/49	3,000	2,856
BP Capital Markets America, Inc.
3.00% 02/24/50	16,000	11,338
3.38% 02/08/61	37,000	26,664
4.81% 02/13/33	32,000	32,493
BP Capital Markets PLC (4.38% fixed rate until 06/22/25; 4.04% + 5 year CMT Rate thereafter)
4.38% 06/22/25 (d)	33,000	31,611
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88% 03/22/30 (d)	26,000	23,494
Bristol-Myers Squibb Co.
1.45% 11/13/30	20,000	16,356
2.35% 11/13/40	8,000	5,764
2.95% 03/15/32	25,000	22,544
3.20% 06/15/26	6,000	5,802
3.40% 07/26/29	4,000	3,798
3.55% 03/15/42	10,000	8,521
4.13% 06/15/39	10,000	9,311
	Principal Amount	Fair Value
4.25% 10/26/49	$10,000	$9,073
4.35% 11/15/47	3,000	2,776
4.55% 02/20/48	4,000	3,784
Brixmor Operating Partnership LP
2.25% 04/01/28	36,000	30,905
3.90% 03/15/27	6,000	5,558
Broadcom, Inc.
3.19% 11/15/36 (h)	3,000	2,274
3.42% 04/15/33 (h)	62,000	51,862
3.47% 04/15/34 (h)	20,000	16,434
4.15% 11/15/30	21,000	19,466
4.30% 11/15/32	8,000	7,352
4.93% 05/15/37 (h)	26,000	23,591
Brooklyn Union Gas Co.
4.87% 08/05/32 (h)	70,000	67,315
Brown-Forman Corp.
4.00% 04/15/38	3,000	2,741
Bunge Ltd. Finance Corp.
3.75% 09/25/27	5,000	4,805
Burlington Northern Santa Fe LLC
4.15% 12/15/48	7,000	6,169
4.55% 09/01/44	14,000	13,262
Cameron LNG LLC
3.30% 01/15/35 (h)	5,000	4,308
Canadian Natural Resources Ltd.
3.85% 06/01/27	9,000	8,616
4.95% 06/01/47	8,000	7,235
Canadian Pacific Railway Co.
1.75% 12/02/26	33,000	29,976
3.10% 12/02/51	11,000	7,900
Capital One Financial Corp.
3.75% 07/28/26	24,000	21,829
Cardinal Health, Inc.
3.08% 06/15/24	8,000	7,818
Carlisle Cos., Inc.
2.20% 03/01/32	44,000	34,183
Carrier Global Corp.
2.72% 02/15/30	72,000	63,242
3.58% 04/05/50	18,000	13,626
Caterpillar, Inc.
3.25% 09/19/49 - 04/09/50	16,000	12,723
Cenovus Energy, Inc.
2.65% 01/15/32	12,000	9,909
3.75% 02/15/52	15,000	10,920
Centene Corp.
3.00% 10/15/30	14,000	11,783
3.38% 02/15/30	63,000	55,174
4.25% 12/15/27	104,000	100,189
CenterPoint Energy, Inc.
2.65% 06/01/31	28,000	23,711
Charles Schwab Corp.
2.45% 03/03/27	41,000	36,804
2.90% 03/03/32	13,000	10,847
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT Rate thereafter)
4.00% 12/01/30 (d)	46,000	36,227
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 06/01/41	94,000	64,277
3.70% 04/01/51	103,000	65,768

See Notes to Schedule of Investments.
Elfun Diversified Fund	11

Elfun Diversified Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
4.80% 03/01/50	$31,000	$23,583
5.05% 03/30/29	23,000	22,215
5.75% 04/01/48	14,000	12,020
Cheniere Corpus Christi Holdings LLC
5.88% 03/31/25	84,000	84,611
Cheniere Energy Partners LP
4.50% 10/01/29	67,000	62,504
Chevron Corp.
2.24% 05/11/30	5,000	4,421
3.08% 05/11/50	6,000	4,541
Chevron USA, Inc.
3.85% 01/15/28	24,000	23,708
3.90% 11/15/24	9,000	8,965
Choice Hotels International, Inc.
3.70% 01/15/31	12,000	10,636
Chubb INA Holdings, Inc.
4.35% 11/03/45	6,000	5,516
Church & Dwight Co., Inc.
2.30% 12/15/31	14,000	11,713
Cigna Group
2.40% 03/15/30	11,000	9,543
3.25% 04/15/25	11,000	10,662
3.40% 03/01/27 - 03/15/51	31,000	25,483
3.88% 10/15/47	5,000	4,030
4.13% 11/15/25	21,000	20,676
4.38% 10/15/28	8,000	7,880
4.80% 08/15/38	8,000	7,760
4.90% 12/15/48	5,000	4,705
Cisco Systems, Inc.
5.90% 02/15/39	6,000	6,772
Citigroup, Inc.
4.45% 09/29/27	15,000	14,547
4.65% 07/23/48	34,000	31,500
Citigroup, Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56% 05/01/32 (d)	179,000	148,310
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98% 11/05/30 (d)	49,000	42,945
Citigroup, Inc. (3.79% fixed rate until 03/17/32; 1.94% + SOFR thereafter)
3.79% 03/17/33 (d)	165,000	147,955
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 1 month Term SOFR)
3.88% 01/24/39 (d)	9,000	7,652
Citigroup, Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70% 01/30/25 (d)	22,000	19,299
Cleveland Electric Illuminating Co.
4.55% 11/15/30 (h)	39,000	37,880
CME Group, Inc.
2.65% 03/15/32	18,000	15,594
3.75% 06/15/28	7,000	6,863
CMS Energy Corp.
4.88% 03/01/44	15,000	13,766
CNH Industrial Capital LLC
1.95% 07/02/23	30,000	29,685
Coca-Cola Co.
2.60% 06/01/50	12,000	8,557
2.75% 06/01/60	5,000	3,547
	Principal Amount	Fair Value
Comcast Corp.
2.65% 08/15/62	$7,000	$4,266
2.80% 01/15/51	7,000	4,730
2.89% 11/01/51	19,000	12,966
2.94% 11/01/56	17,000	11,329
2.99% 11/01/63	7,000	4,542
3.20% 07/15/36	8,000	6,742
3.25% 11/01/39	18,000	14,558
3.97% 11/01/47	30,000	25,313
4.15% 10/15/28	4,000	3,957
CommonSpirit Health
4.35% 11/01/42	24,000	20,516
Conagra Brands, Inc.
5.30% 11/01/38	5,000	4,906
5.40% 11/01/48	5,000	4,898
ConocoPhillips Co.
4.30% 11/15/44	9,000	8,090
Consolidated Edison Co. of New York, Inc.
2.90% 12/01/26	18,000	16,856
3.35% 04/01/30	6,000	5,534
3.88% 06/15/47	8,000	6,522
3.95% 04/01/50	19,000	15,800
Constellation Brands, Inc.
3.15% 08/01/29	31,000	28,357
3.70% 12/06/26	26,000	25,183
4.50% 05/09/47	7,000	6,133
Continental Resources, Inc.
2.88% 04/01/32 (h)	25,000	19,409
3.80% 06/01/24	137,000	134,196
4.50% 04/15/23	79,000	78,945
Corebridge Financial, Inc.
3.90% 04/05/32 (h)	112,000	96,883
Corning, Inc.
4.38% 11/15/57	5,000	4,252
Corporate Office Properties LP
2.00% 01/15/29	30,000	23,245
2.25% 03/15/26	14,000	12,451
2.75% 04/15/31	11,000	8,150
Crown Castle, Inc.
2.90% 03/15/27	56,000	51,920
3.30% 07/01/30	40,000	36,051
4.15% 07/01/50	24,000	19,193
5.20% 02/15/49	6,000	5,560
CSL Finance PLC
4.25% 04/27/32 (h)	35,000	33,911
CSX Corp.
4.50% 03/15/49 - 08/01/54	24,000	21,489
CubeSmart LP
2.50% 02/15/32	33,000	26,538
4.38% 02/15/29	14,000	13,405
Cummins, Inc.
1.50% 09/01/30	12,000	9,821
2.60% 09/01/50	12,000	7,844
CVS Health Corp.
3.00% 08/15/26	13,000	12,404
3.25% 08/15/29	11,000	10,061
3.63% 04/01/27	11,000	10,601
3.75% 04/01/30	10,000	9,354
3.88% 07/20/25	10,000	9,821
4.25% 04/01/50	9,000	7,492
4.30% 03/25/28	111,000	109,023
4.78% 03/25/38	15,000	14,292
5.00% 12/01/24	15,000	14,975

See Notes to Schedule of Investments.
12	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
5.13% 07/20/45	$6,000	$5,686
5.30% 12/05/43	12,000	11,791
Daimler Truck Finance North America LLC
5.13% 01/19/28 (h)	150,000	150,168
Danaher Corp.
2.80% 12/10/51	48,000	33,647
Dell International LLC/EMC Corp.
4.00% 07/15/24	18,000	17,742
5.45% 06/15/23	3,000	2,999
6.02% 06/15/26	5,000	5,132
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31% 11/16/27 (d)	150,000	126,934
Devon Energy Corp.
5.00% 06/15/45	4,000	3,559
DH Europe Finance II Sarl
2.60% 11/15/29	11,000	9,841
3.25% 11/15/39	8,000	6,701
3.40% 11/15/49	5,000	3,947
Diamondback Energy, Inc.
3.13% 03/24/31	17,000	14,722
3.25% 12/01/26	8,000	7,599
3.50% 12/01/29	8,000	7,326
4.40% 03/24/51	9,000	7,247
Digital Realty Trust LP
3.60% 07/01/29	22,000	19,702
Discovery Communications LLC
3.95% 03/20/28	21,000	19,678
4.95% 05/15/42	4,000	3,266
5.00% 09/20/37	4,000	3,529
Dollar General Corp.
3.50% 04/03/30	37,000	34,036
4.13% 04/03/50	8,000	6,508
Dollar Tree, Inc.
4.00% 05/15/25	79,000	77,482
Dominion Energy, Inc.
3.07% 08/15/24 (i)	19,000	18,468
3.38% 04/01/30	19,000	17,220
Dover Corp.
2.95% 11/04/29	12,000	10,711
Dow Chemical Co.
2.10% 11/15/30	23,000	19,228
3.60% 11/15/50	7,000	5,235
4.25% 10/01/34	6,000	5,580
5.55% 11/30/48	16,000	15,760
6.30% 03/15/33	27,000	29,377
DTE Energy Co.
2.85% 10/01/26	24,000	22,477
Duke Energy Carolinas LLC
3.95% 03/15/48	8,000	6,677
Duke Energy Corp.
2.55% 06/15/31	28,000	23,409
3.30% 06/15/41	35,000	26,394
3.50% 06/15/51	70,000	51,398
3.75% 09/01/46	53,000	41,338
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88% 09/16/24 (d)	40,000	38,340
Duke Energy Progress LLC
4.15% 12/01/44	17,000	14,644
	Principal Amount	Fair Value
DuPont de Nemours, Inc.
5.42% 11/15/48	$5,000	$5,003
Duquesne Light Holdings, Inc.
3.62% 08/01/27 (h)	16,000	14,518
Eastman Chemical Co.
4.65% 10/15/44	9,000	7,797
Eaton Corp.
3.10% 09/15/27	6,000	5,682
Edison International
4.95% 04/15/25	37,000	36,753
5.75% 06/15/27	7,000	7,167
EIDP, Inc.
2.30% 07/15/30	36,000	31,031
Elevance Health, Inc.
3.60% 03/15/51	9,000	7,041
3.70% 09/15/49	8,000	6,334
5.13% 02/15/53	5,000	4,981
6.10% 10/15/52	14,000	15,627
Eli Lilly & Co.
4.95% 02/27/63	10,000	10,273
Emera U.S. Finance LP
2.64% 06/15/31	33,000	26,544
Emerson Electric Co.
1.80% 10/15/27	46,000	41,195
2.75% 10/15/50	55,000	37,065
Enbridge Energy Partners LP
5.50% 09/15/40	4,000	3,870
Enbridge, Inc.
1.60% 10/04/26	75,000	67,267
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75% 07/15/80 (d)	48,000	42,837
Energy Transfer LP
4.50% 04/15/24	21,000	20,757
4.95% 06/15/28	9,000	8,942
5.30% 04/01/44 - 04/15/47	18,000	15,827
5.35% 05/15/45	19,000	16,803
5.75% 02/15/33	18,000	18,381
6.13% 12/15/45	5,000	4,818
6.50% 02/01/42	7,000	7,268
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75% 05/15/25 (d)	85,000	75,030
Energy Transfer LP/Regency Energy Finance Corp.
4.50% 11/01/23	9,000	8,931
Enterprise Products Operating LLC
4.25% 02/15/48	25,000	21,311
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25% 08/16/77 (d)	5,000	4,253
EOG Resources, Inc.
4.15% 01/15/26	4,000	3,969
4.95% 04/15/50	6,000	6,036
5.10% 01/15/36	6,000	5,979
Equinix, Inc.
1.25% 07/15/25	12,000	11,005
2.15% 07/15/30	17,000	13,889
ERP Operating LP
4.50% 07/01/44	8,000	6,996

See Notes to Schedule of Investments.
Elfun Diversified Fund	13

Elfun Diversified Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Estee Lauder Cos., Inc.
2.38% 12/01/29	$7,000	$6,192
Everest Reinsurance Holdings, Inc.
3.13% 10/15/52	24,000	16,209
Eversource Energy
3.45% 01/15/50	14,000	10,690
Exelon Corp.
4.05% 04/15/30	20,000	19,069
4.45% 04/15/46	11,000	9,494
4.70% 04/15/50	11,000	9,976
Extra Space Storage LP
3.90% 04/01/29	13,000	11,995
Exxon Mobil Corp.
2.61% 10/15/30	57,000	51,196
3.45% 04/15/51	10,000	7,982
FedEx Corp.
4.10% 02/01/45	35,000	28,909
Fidelity National Financial, Inc.
3.20% 09/17/51	21,000	12,713
Fidelity National Information Services, Inc.
1.65% 03/01/28	16,000	13,676
3.10% 03/01/41	4,000	2,797
FirstEnergy Transmission LLC
4.55% 04/01/49 (h)	23,000	19,359
Fiserv, Inc.
3.50% 07/01/29	40,000	37,125
4.40% 07/01/49	4,000	3,402
Florida Power & Light Co.
2.85% 04/01/25	38,000	36,866
4.13% 02/01/42	11,000	9,732
Flowers Foods, Inc.
2.40% 03/15/31	16,000	13,351
Flowserve Corp.
2.80% 01/15/32	22,000	17,473
Fox Corp.
3.50% 04/08/30	27,000	24,624
Freeport-McMoRan, Inc.
4.25% 03/01/30	28,000	25,983
GA Global Funding Trust
1.63% 01/15/26 (h)	26,000	23,448
General Mills, Inc.
3.00% 02/01/51	18,000	13,145
General Motors Co.
5.20% 04/01/45	3,000	2,517
5.40% 04/01/48	6,000	5,185
6.13% 10/01/25	65,000	66,136
6.80% 10/01/27	7,000	7,403
General Motors Financial Co., Inc.
1.25% 01/08/26	130,000	117,056
2.35% 01/08/31	12,000	9,478
5.25% 03/01/26	34,000	34,004
Genuine Parts Co.
2.75% 02/01/32	17,000	14,125
George Washington University
4.13% 09/15/48	15,000	13,405
Georgia-Pacific LLC
1.75% 09/30/25 (h)	31,000	28,733
3.60% 03/01/25 (h)	82,000	79,827
Gilead Sciences, Inc.
2.60% 10/01/40	10,000	7,369
2.80% 10/01/50	15,000	10,370
2.95% 03/01/27	3,000	2,856
3.50% 02/01/25	10,000	9,808
	Principal Amount	Fair Value
3.65% 03/01/26	$8,000	$7,834
4.15% 03/01/47	9,000	7,906
4.75% 03/01/46	20,000	19,215
GlaxoSmithKline Capital PLC
3.38% 06/01/29	14,000	13,300
GlaxoSmithKline Capital, Inc.
3.63% 05/15/25	17,000	16,795
Glencore Funding LLC
3.88% 04/27/51 (h)	5,000	3,829
Goldman Sachs Group, Inc.
3.85% 01/26/27	222,000	214,337
4.25% 10/21/25	129,000	125,316
5.15% 05/22/45	8,000	7,599
Goldman Sachs Group, Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54% 09/10/27 (d)	28,000	24,646
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38% 07/21/32 (d)	17,000	13,829
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91% 07/21/42 (d)	14,000	10,031
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21% 04/22/42 (d)	20,000	15,060
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44% 02/24/43 (d)	34,000	26,190
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81% 04/23/29 (d)	9,000	8,466
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02% 10/31/38 (d)	6,000	5,187
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22% 05/01/29 (d)	20,000	19,087
Graphic Packaging International LLC
1.51% 04/15/26 (h)	30,000	26,708
Gray Oak Pipeline LLC
2.00% 09/15/23 (h)	55,000	54,065
2.60% 10/15/25 (h)	32,000	29,717
Halliburton Co.
3.80% 11/15/25	2,000	1,960
5.00% 11/15/45	6,000	5,464
Hartford Financial Services Group, Inc.
2.80% 08/19/29	69,000	60,690
Hartford Financial Services Group, Inc. 2.13% + 3 month USD LIBOR
6.99% 02/12/67 (d)(h)	14,000	11,371
HCA, Inc.
3.13% 03/15/27 (h)	50,000	46,488

See Notes to Schedule of Investments.
14	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
3.50% 09/01/30	$19,000	$16,926
3.63% 03/15/32 (h)	28,000	24,627
4.63% 03/15/52 (h)	10,000	8,308
5.38% 02/01/25	133,000	133,044
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20% 06/01/30 (h)	16,000	13,363
3.20% 06/01/50 (h)	5,000	3,629
Healthcare Realty Holdings LP
2.00% 03/15/31	8,000	6,223
Helmerich & Payne, Inc.
2.90% 09/29/31	12,000	9,937
Hess Corp.
5.60% 02/15/41	3,000	2,894
5.80% 04/01/47	2,000	1,957
Hewlett Packard Enterprise Co.
6.35% 10/15/45	3,000	3,155
Highwoods Realty LP
4.13% 03/15/28	7,000	6,079
4.20% 04/15/29	21,000	17,842
Home Depot, Inc.
2.70% 04/15/30	100,000	90,359
3.35% 04/15/50	11,000	8,529
3.50% 09/15/56	6,000	4,677
3.90% 12/06/28 - 06/15/47	12,000	11,200
4.50% 12/06/48	5,000	4,708
4.95% 09/15/52	8,000	7,996
Honeywell International, Inc.
1.75% 09/01/31	19,000	15,593
2.70% 08/15/29	12,000	11,059
Hormel Foods Corp.
1.80% 06/11/30	33,000	27,584
HSBC Holdings PLC (2.87% fixed rate until 11/22/31; 1.41% + SOFR thereafter)
2.87% 11/22/32 (d)	200,000	162,910
Humana, Inc.
1.35% 02/03/27	44,000	38,672
2.15% 02/03/32	15,000	12,135
Huntington Bancshares, Inc.
2.55% 02/04/30	22,000	17,419
Huntington Ingalls Industries, Inc.
2.04% 08/16/28	48,000	41,105
Huntsman International LLC
4.50% 05/01/29	32,000	30,058
Hyundai Capital America
1.30% 01/08/26 (h)	65,000	58,376
Indiana Michigan Power Co.
3.25% 05/01/51	15,000	10,570
Intel Corp.
2.00% 08/12/31	25,000	20,571
2.45% 11/15/29	26,000	22,894
2.80% 08/12/41	25,000	18,173
3.10% 02/15/60	8,000	5,262
5.63% 02/10/43	31,000	31,756
5.70% 02/10/53	23,000	23,432
5.90% 02/10/63	18,000	18,509
Intercontinental Exchange, Inc.
1.85% 09/15/32	6,000	4,729
2.65% 09/15/40	6,000	4,353
International Paper Co.
4.40% 08/15/47	7,000	6,081
ITC Holdings Corp.
2.95% 05/14/30 (h)	40,000	35,243
	Principal Amount	Fair Value
Jabil, Inc.
3.95% 01/12/28	$7,000	$6,595
4.25% 05/15/27	65,000	62,700
Jacobs Engineering Group, Inc.
5.90% 03/01/33	83,000	83,142
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.13% 02/01/28 (h)	49,000	47,436
5.75% 04/01/33 (h)	16,000	15,368
John Deere Capital Corp.
2.45% 01/09/30	33,000	29,359
3.90% 06/07/32	14,000	13,482
Johnson & Johnson
3.63% 03/03/37	9,000	8,325
Johnson Controls International PLC
4.50% 02/15/47	4,000	3,520
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58% 04/22/27 (d)	134,000	120,379
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96% 05/13/31 (d)	64,000	55,114
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16% 04/22/42 (d)	19,000	14,461
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88% 07/24/38 (d)	12,000	10,566
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90% 01/23/49 (d)	49,000	40,119
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96% 01/29/27 (d)	26,000	25,229
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01% 04/23/29 (d)	9,000	8,600
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03% 07/24/48 (d)	7,000	5,889
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 1 month Term SOFR)
4.49% 03/24/31 (d)	69,000	67,090
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + 1 month Term SOFR)
4.60% 02/01/25 (d)	45,000	42,036
Kaiser Foundation Hospitals
3.00% 06/01/51	22,000	15,546
Kansas City Southern
3.50% 05/01/50	9,000	6,790

See Notes to Schedule of Investments.
Elfun Diversified Fund	15

Elfun Diversified Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Kenvue, Inc.
4.90% 03/22/33	$186,000	$192,106
5.05% 03/22/53	45,000	46,406
5.20% 03/22/63 (h)	15,000	15,527
Keurig Dr Pepper, Inc.
3.20% 05/01/30	11,000	10,031
3.80% 05/01/50	7,000	5,576
Kinder Morgan Energy Partners LP
4.70% 11/01/42	3,000	2,565
5.00% 03/01/43	7,000	6,160
6.38% 03/01/41	7,000	7,220
Kinder Morgan, Inc.
1.75% 11/15/26	88,000	79,286
5.05% 02/15/46	7,000	6,159
5.20% 06/01/33	18,000	17,878
KLA Corp.
3.30% 03/01/50	18,000	13,761
Kraft Heinz Foods Co.
5.20% 07/15/45	24,000	23,280
Kroger Co.
2.20% 05/01/30	8,000	6,711
4.65% 01/15/48	5,000	4,482
L3Harris Technologies, Inc.
3.85% 12/15/26	21,000	20,496
Lear Corp.
4.25% 05/15/29	6,000	5,680
Leidos, Inc.
3.63% 05/15/25	7,000	6,807
4.38% 05/15/30	61,000	57,459
5.75% 03/15/33	32,000	32,707
Liberty Mutual Group, Inc.
3.95% 05/15/60 (h)	6,000	4,273
Life Storage LP
2.20% 10/15/30	17,000	13,933
Lincoln National Corp.
4.35% 03/01/48	48,000	36,568
Lincoln National Corp. (9.25% fixed rate until 12/01/27; 5.32% + 5 year CMT Rate thereafter)
9.25% 12/01/27 (d)	37,000	36,924
Lockheed Martin Corp.
3.55% 01/15/26	4,000	3,960
3.80% 03/01/45	4,000	3,450
4.50% 05/15/36	8,000	7,915
Lowe's Cos., Inc.
1.30% 04/15/28	7,000	6,014
1.70% 09/15/28 - 10/15/30	34,000	28,987
3.00% 10/15/50	7,000	4,647
3.70% 04/15/46	3,000	2,293
4.05% 05/03/47	11,000	8,898
5.63% 04/15/53	26,000	26,133
LYB International Finance III LLC
3.63% 04/01/51	18,000	12,797
3.80% 10/01/60	6,000	4,126
M&T Bank Corp. (5.05% fixed rate until 01/27/33; 1.85% + SOFR thereafter)
5.05% 01/27/34 (d)	160,000	148,045
Marsh & McLennan Cos., Inc.
2.90% 12/15/51	37,000	25,195
Masco Corp.
3.50% 11/15/27	3,000	2,840
McCormick & Co., Inc.
1.85% 02/15/31	9,000	7,220
	Principal Amount	Fair Value
3.25% 11/15/25	$121,000	$114,842
McDonald's Corp.
3.60% 07/01/30	25,000	23,722
3.63% 09/01/49	8,000	6,401
4.88% 12/09/45	7,000	6,784
Medtronic Global Holdings SCA
4.50% 03/30/33	101,000	101,077
Medtronic, Inc.
4.63% 03/15/45	4,000	3,919
Memorial Sloan-Kettering Cancer Center
4.13% 07/01/52	18,000	15,852
Mercedes-Benz Finance North America LLC
5.38% 11/26/25 (h)	150,000	151,914
Merck & Co., Inc.
1.90% 12/10/28	46,000	40,894
2.45% 06/24/50	11,000	7,399
2.75% 02/10/25 - 12/10/51	48,000	42,637
2.90% 12/10/61	10,000	6,854
4.00% 03/07/49	4,000	3,591
Meta Platforms, Inc.
3.85% 08/15/32	48,000	44,956
4.45% 08/15/52	29,000	25,530
MetLife, Inc.
4.72% 12/15/44	10,000	9,127
Microchip Technology, Inc.
2.67% 09/01/23	92,000	90,851
Micron Technology, Inc.
3.37% 11/01/41	20,000	14,167
3.48% 11/01/51	38,000	24,776
Microsoft Corp.
2.40% 08/08/26	24,000	22,826
2.68% 06/01/60	12,000	8,288
2.92% 03/17/52	47,000	35,616
3.45% 08/08/36	4,000	3,703
3.50% 02/12/35	8,000	7,591
Mid-America Apartments LP
2.88% 09/15/51	25,000	16,288
Mizuho Financial Group, Inc.
2.84% 09/13/26	200,000	185,366
Molson Coors Beverage Co.
4.20% 07/15/46	5,000	4,094
Morgan Stanley
3.63% 01/20/27	4,000	3,849
3.70% 10/23/24	10,000	9,824
4.35% 09/08/26	79,000	77,069
4.38% 01/22/47	10,000	8,961
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51% 07/20/27 (d)	24,000	21,297
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48% 09/16/36 (d)	139,000	105,123
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80% 01/25/52 (d)	58,000	38,300
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97% 07/22/38 (d)	10,000	8,816
MPLX LP
2.65% 08/15/30	14,000	11,893

See Notes to Schedule of Investments.
16	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
5.20% 12/01/47	$6,000	$5,342
Mylan, Inc.
5.20% 04/15/48	7,000	5,517
National Retail Properties, Inc.
4.00% 11/15/25	9,000	8,714
NewMarket Corp.
2.70% 03/18/31	12,000	9,984
Newmont Corp.
4.88% 03/15/42	7,000	6,695
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65% 05/01/79 (d)	10,000	8,795
NGPL PipeCo LLC
3.25% 07/15/31 (h)	36,000	30,456
NIKE, Inc.
3.38% 03/27/50	7,000	5,776
NiSource, Inc.
3.60% 05/01/30	14,000	12,937
3.95% 03/30/48	4,000	3,260
5.25% 03/30/28	120,000	122,116
Norfolk Southern Corp.
3.95% 10/01/42	7,000	5,933
Northern Trust Corp.
6.13% 11/02/32	31,000	33,032
Northwestern Mutual Life Insurance Co.
3.45% 03/30/51 (h)	34,000	24,786
NOV, Inc.
3.60% 12/01/29	18,000	16,289
Novant Health, Inc.
3.32% 11/01/61	15,000	10,523
Novartis Capital Corp.
2.20% 08/14/30	23,000	20,178
3.00% 11/20/25	4,000	3,885
Nutrien Ltd.
4.90% 03/27/28 - 06/01/43	86,000	85,514
NVIDIA Corp.
2.85% 04/01/30	14,000	12,743
3.50% 04/01/50	7,000	5,734
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25% 11/30/51	35,000	23,388
Oklahoma Gas & Electric Co.
3.25% 04/01/30	10,000	9,035
Oncor Electric Delivery Co. LLC
3.80% 09/30/47	6,000	5,009
ONEOK, Inc.
4.35% 03/15/29	9,000	8,517
6.10% 11/15/32	27,000	27,962
Oracle Corp.
1.65% 03/25/26	44,000	40,426
2.30% 03/25/28	8,000	7,159
2.65% 07/15/26	9,000	8,409
2.88% 03/25/31	109,000	93,276
2.95% 04/01/30	27,000	23,837
3.60% 04/01/50	9,000	6,375
3.65% 03/25/41	13,000	10,067
3.80% 11/15/37	4,000	3,327
3.95% 03/25/51	6,000	4,507
4.00% 07/15/46 - 11/15/47	15,000	11,459
4.10% 03/25/61	17,000	12,475
5.55% 02/06/53	13,000	12,373
6.15% 11/09/29	60,000	63,919
	Principal Amount	Fair Value
6.90% 11/09/52	$13,000	$14,572
Otis Worldwide Corp.
2.06% 04/05/25	67,000	63,293
2.57% 02/15/30	29,000	25,435
3.36% 02/15/50	55,000	40,899
Owens Corning
4.40% 01/30/48	4,000	3,346
Pacific Gas & Electric Co.
2.10% 08/01/27	10,000	8,719
2.50% 02/01/31	23,000	18,615
3.00% 06/15/28	19,000	16,888
3.30% 08/01/40	23,000	16,285
3.50% 08/01/50	9,000	5,943
4.30% 03/15/45	19,000	14,276
PacifiCorp
2.70% 09/15/30	15,000	13,267
2.90% 06/15/52	93,000	63,838
6.25% 10/15/37	14,000	15,679
Packaging Corp. of America
3.05% 10/01/51	26,000	17,728
Paramount Global
2.90% 01/15/27	5,000	4,540
3.70% 06/01/28	6,000	5,442
5.25% 04/01/44	3,000	2,368
Parker-Hannifin Corp.
3.25% 06/14/29	8,000	7,371
4.50% 09/15/29	58,000	57,616
PartnerRe Finance B LLC (4.50% fixed rate until 04/01/30; 3.82% + 5 year CMT Rate thereafter)
4.50% 10/01/50 (d)	23,000	19,253
PayPal Holdings, Inc.
2.65% 10/01/26	14,000	13,202
3.25% 06/01/50	7,000	5,117
PepsiCo, Inc.
1.63% 05/01/30	8,000	6,765
2.63% 07/29/29	14,000	12,852
2.75% 10/21/51	38,000	27,882
Pfizer, Inc.
2.70% 05/28/50	39,000	27,961
3.45% 03/15/29	7,000	6,759
3.60% 09/15/28	15,000	14,701
3.90% 03/15/39	9,000	8,159
4.13% 12/15/46	7,000	6,433
4.40% 05/15/44	4,000	3,847
Philip Morris International, Inc.
1.50% 05/01/25	95,000	88,924
2.10% 05/01/30	6,000	5,005
3.38% 08/15/29	7,000	6,484
4.13% 03/04/43	4,000	3,265
5.13% 02/15/30	104,000	105,115
5.38% 02/15/33	34,000	34,744
5.63% 11/17/29	30,000	31,355
Phillips 66
2.15% 12/15/30	69,000	56,957
3.30% 03/15/52	26,000	18,412
Phillips 66 Co.
3.15% 12/15/29 (h)	46,000	41,498
3.75% 03/01/28 (h)	7,000	6,649
4.68% 02/15/45 (h)	9,000	8,028
Pioneer Natural Resources Co.
1.13% 01/15/26	53,000	48,157
2.15% 01/15/31	13,000	10,684

See Notes to Schedule of Investments.
Elfun Diversified Fund	17

Elfun Diversified Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29	$17,000	$15,202
PPL Capital Funding, Inc.
3.10% 05/15/26	15,000	14,226
Precision Castparts Corp.
4.38% 06/15/45	5,000	4,613
Progressive Corp.
3.00% 03/15/32	35,000	31,293
3.70% 03/15/52	13,000	10,384
Prologis LP
3.05% 03/01/50	5,000	3,464
3.25% 06/30/26	6,000	5,775
Prospect Capital Corp.
3.36% 11/15/26	33,000	27,453
Prudential Financial, Inc.
3.94% 12/07/49	16,000	12,682
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70% 09/15/48 (d)	12,000	11,111
Public Service Co. of Colorado
3.70% 06/15/28	15,000	14,514
Public Service Electric & Gas Co.
2.38% 05/15/23	39,000	38,855
PVH Corp.
4.63% 07/10/25	39,000	38,160
QUALCOMM, Inc.
4.30% 05/20/47	3,000	2,777
4.50% 05/20/52	32,000	29,766
Quanta Services, Inc.
2.35% 01/15/32	25,000	19,805
3.05% 10/01/41	29,000	20,218
Quest Diagnostics, Inc.
2.95% 06/30/30	6,000	5,369
Raytheon Technologies Corp.
1.90% 09/01/31	76,000	62,046
2.82% 09/01/51	55,000	37,969
3.13% 05/04/27	46,000	43,636
3.50% 03/15/27	7,000	6,770
3.95% 08/16/25	8,000	7,898
4.15% 05/15/45	7,000	6,125
4.45% 11/16/38	6,000	5,695
Realty Income Corp.
2.85% 12/15/32	12,000	9,912
3.00% 01/15/27	5,000	4,673
3.25% 01/15/31	8,000	7,043
Regeneron Pharmaceuticals, Inc.
1.75% 09/15/30	28,000	22,603
Regions Financial Corp.
1.80% 08/12/28	66,000	54,113
Republic Services, Inc.
2.38% 03/15/33	47,000	38,802
5.00% 04/01/34	30,000	30,499
Reynolds American, Inc.
4.45% 06/12/25	5,000	4,911
Rio Tinto Finance USA Ltd.
2.75% 11/02/51	10,000	6,912
Rio Tinto Finance USA PLC
4.13% 08/21/42	5,000	4,494
Rockwell Automation, Inc.
2.80% 08/15/61	16,000	10,334
4.20% 03/01/49	7,000	6,340
	Principal Amount	Fair Value
Rogers Communications, Inc.
5.00% 03/15/44	$3,000	$2,698
Roper Technologies, Inc.
2.95% 09/15/29	10,000	8,976
Ross Stores, Inc.
4.70% 04/15/27	4,000	3,973
Royalty Pharma PLC
0.75% 09/02/23	15,000	14,694
1.20% 09/02/25	18,000	16,327
1.75% 09/02/27	9,000	7,801
2.15% 09/02/31	17,000	13,457
2.20% 09/02/30	8,000	6,527
3.30% 09/02/40	2,000	1,454
RPM International, Inc.
3.75% 03/15/27	6,000	5,703
Ryder System, Inc.
2.90% 12/01/26	47,000	43,464
Salesforce, Inc.
1.95% 07/15/31	30,000	25,106
2.70% 07/15/41	26,000	19,502
Schlumberger Holdings Corp.
3.90% 05/17/28 (h)	15,000	14,421
Sealed Air Corp.
1.57% 10/15/26 (h)	106,000	92,790
Selective Insurance Group, Inc.
5.38% 03/01/49	4,000	3,734
Sempra Energy
3.80% 02/01/38	6,000	5,176
4.00% 02/01/48	8,000	6,519
Sempra Energy (4.13% fixed rate until 01/01/27; 2.87% + 5 year CMT Rate thereafter)
4.13% 04/01/52 (d)	47,000	37,632
Shell International Finance BV
3.13% 11/07/49	16,000	11,902
3.75% 09/12/46	7,000	5,916
Shire Acquisitions Investments Ireland DAC
2.88% 09/23/23	3,000	2,963
3.20% 09/23/26	4,000	3,806
Simon Property Group LP
3.38% 06/15/27	7,000	6,576
Sonoco Products Co.
2.85% 02/01/32	28,000	23,619
Southern California Edison Co.
4.00% 04/01/47	30,000	24,700
4.20% 03/01/29	23,000	22,289
Southern Co.
3.25% 07/01/26	5,000	4,770
3.70% 04/30/30	42,000	39,305
Southern Co. Gas Capital Corp.
3.95% 10/01/46	11,000	8,610
4.40% 05/30/47	2,000	1,709
Southwest Airlines Co.
2.63% 02/10/30	27,000	22,958
Southwestern Electric Power Co.
2.75% 10/01/26	9,000	8,383
Spectra Energy Partners LP
3.38% 10/15/26	3,000	2,850
4.50% 03/15/45	2,000	1,685
Stanley Black & Decker, Inc.
3.00% 05/15/32	37,000	31,012

See Notes to Schedule of Investments.
18	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Starbucks Corp.
4.00% 11/15/28	$6,000	$5,861
Stryker Corp.
1.95% 06/15/30	34,000	28,671
Suncor Energy, Inc.
4.00% 11/15/47	3,000	2,384
Sysco Corp.
3.25% 07/15/27	7,000	6,642
5.95% 04/01/30	4,000	4,256
6.60% 04/01/50	3,000	3,418
Take-Two Interactive Software, Inc.
3.70% 04/14/27	69,000	66,718
4.00% 04/14/32	13,000	11,957
Tampa Electric Co.
2.40% 03/15/31	34,000	28,479
3.45% 03/15/51	19,000	14,066
4.35% 05/15/44	20,000	17,292
Tapestry, Inc.
4.13% 07/15/27	3,000	2,880
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00% 01/15/28	79,000	76,976
Target Corp.
2.50% 04/15/26	7,000	6,719
Teck Resources Ltd.
5.40% 02/01/43	4,000	3,732
Telefonica Emisiones SA
4.10% 03/08/27	150,000	145,020
Texas Instruments, Inc.
3.88% 03/15/39	7,000	6,382
Thermo Fisher Scientific, Inc.
2.80% 10/15/41	17,000	12,938
Time Warner Cable LLC
6.55% 05/01/37	6,000	5,899
T-Mobile USA, Inc.
3.50% 04/15/31	99,000	89,028
3.75% 04/15/27	40,000	38,464
4.50% 04/15/50	14,000	12,155
Toronto-Dominion Bank
3.20% 03/10/32	66,000	58,053
4.46% 06/08/32	32,000	31,002
Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + 5 year Swap Rate thereafter)
3.63% 09/15/31 (d)	33,000	31,236
TotalEnergies Capital International SA
3.46% 02/19/29	27,000	25,776
Trane Technologies Luxembourg Finance SA
3.55% 11/01/24	13,000	12,707
3.80% 03/21/29	13,000	12,325
TransCanada PipeLines Ltd.
4.25% 05/15/28	28,000	27,172
4.88% 01/15/26	7,000	6,984
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63% 05/20/75 (d)	40,000	37,209
Transcontinental Gas Pipe Line Co. LLC
4.00% 03/15/28	7,000	6,704
	Principal Amount	Fair Value
Travelers Cos., Inc.
2.55% 04/27/50	$35,000	$22,922
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80% 09/01/24 (d)	60,000	52,803
TWDC Enterprises 18 Corp.
4.13% 06/01/44	4,000	3,612
Tyco Electronics Group SA
3.13% 08/15/27	7,000	6,590
Tyson Foods, Inc.
4.00% 03/01/26	35,000	34,380
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97% 07/22/33 (d)	67,000	63,540
UDR, Inc.
2.10% 08/01/32	14,000	10,769
3.00% 08/15/31	7,000	5,994
Union Pacific Corp.
3.55% 05/20/61	19,000	14,411
3.60% 09/15/37	5,000	4,390
3.80% 04/06/71	10,000	7,725
4.10% 09/15/67	8,000	6,642
UnitedHealth Group, Inc.
2.00% 05/15/30	21,000	17,943
4.20% 05/15/32	23,000	22,508
4.45% 12/15/48	13,000	12,036
4.75% 07/15/45 - 05/15/52	78,000	76,115
5.05% 04/15/53	34,000	34,367
5.20% 04/15/63	34,000	34,459
6.05% 02/15/63	8,000	9,147
Utah Acquisition Sub, Inc.
3.95% 06/15/26	5,000	4,759
Ventas Realty LP
3.25% 10/15/26	16,000	14,948
Verizon Communications, Inc.
2.10% 03/22/28	100,000	89,099
2.36% 03/15/32	122,000	100,095
2.55% 03/21/31	34,000	28,966
3.00% 03/22/27	48,000	45,617
3.40% 03/22/41	17,000	13,532
3.55% 03/22/51	12,000	9,178
3.70% 03/22/61	26,000	19,438
4.40% 11/01/34	45,000	42,745
4.86% 08/21/46	19,000	18,086
Viatris, Inc.
4.00% 06/22/50	10,000	6,578
Virginia Electric & Power Co.
4.00% 11/15/46	15,000	12,300
Visa, Inc.
2.70% 04/15/40	10,000	7,908
Vistra Operations Co. LLC
3.55% 07/15/24 (h)	55,000	53,127
Viterra Finance BV
2.00% 04/21/26 (h)	200,000	178,124
Vontier Corp.
2.40% 04/01/28	38,000	31,950
2.95% 04/01/31	36,000	28,653
Vornado Realty LP
2.15% 06/01/26	45,000	36,118
3.50% 01/15/25	8,000	7,225
Vulcan Materials Co.
3.90% 04/01/27	4,000	3,890

See Notes to Schedule of Investments.
Elfun Diversified Fund	19

Elfun Diversified Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Walgreens Boots Alliance, Inc.
4.10% 04/15/50	$3,000	$2,244
Walmart, Inc.
1.80% 09/22/31	15,000	12,685
2.50% 09/22/41	15,000	11,370
2.65% 09/22/51	6,000	4,328
Walt Disney Co.
2.65% 01/13/31	28,000	24,711
3.38% 11/15/26	2,000	1,938
3.60% 01/13/51	9,000	7,298
4.75% 11/15/46	4,000	3,859
6.65% 11/15/37	14,000	16,597
Warnermedia Holdings, Inc.
4.28% 03/15/32 (h)	99,000	88,336
5.05% 03/15/42 (h)	20,000	16,723
5.14% 03/15/52 (h)	8,000	6,490
5.39% 03/15/62 (h)	8,000	6,466
Waste Connections, Inc.
2.20% 01/15/32	71,000	58,241
2.95% 01/15/52	34,000	23,572
WEC Energy Group, Inc.
3.55% 06/15/25	9,000	8,597
Wells Fargo & Co.
4.15% 01/24/29	28,000	26,787
4.75% 12/07/46	26,000	22,578
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39% 06/02/28 (d)	101,000	90,819
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07% 04/30/41 (d)	33,000	24,594
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20% 06/17/27 (d)	240,000	225,890
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88% 06/15/25 (d)	66,000	64,771
Westlake Corp.
2.88% 08/15/41	9,000	6,087
3.13% 08/15/51	9,000	5,743
3.38% 08/15/61	8,000	4,950
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89% 02/04/30 (d)	22,000	20,658
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11% 07/24/34 (d)	13,000	11,625
Weyerhaeuser Co.
4.00% 03/09/52	23,000	18,757
Williams Cos., Inc.
3.75% 06/15/27	2,000	1,920
4.85% 03/01/48	7,000	6,194
4.90% 01/15/45	14,000	12,325
5.30% 08/15/52	13,000	12,274
5.40% 03/04/44	3,000	2,816
Willis North America, Inc.
3.88% 09/15/49	12,000	8,992
Workday, Inc.
3.50% 04/01/27	28,000	26,805
	Principal Amount	Fair Value
3.70% 04/01/29	$51,000	$47,776
WPP Finance 2010
3.75% 09/19/24	16,000	15,598
Xcel Energy, Inc.
3.40% 06/01/30	16,000	14,614
Yamana Gold, Inc.
2.63% 08/15/31	31,000	24,936
Zoetis, Inc.
3.00% 09/12/27	5,000	4,736
3.90% 08/20/28	9,000	8,754
5.60% 11/16/32	60,000	64,010
		20,371,767
Non-Agency Collateralized Mortgage Obligations - 1.9%
Bank
3.18% 09/15/60	617,000	564,382
4.41% 11/15/61 (d)	320,000	307,631
BPR Trust 1.90% + 1 month Term SOFR
6.73% 04/15/37 (d)(h)	117,967	113,353
Cantor Commercial Real Estate Lending
3.01% 01/15/53	139,000	120,370
CD Mortgage Trust
2.91% 08/15/57	246,000	213,161
Citigroup Commercial Mortgage Trust
3.72% 12/10/49 (d)	119,583	112,647
3.78% 09/10/58	100,000	95,897
4.03% 12/10/49 (d)	78,331	73,333
COMM Mortgage Trust
3.92% 10/15/45 (h)	100,000	87,981
4.53% 02/10/47 (d)	55,000	53,864
GS Mortgage Securities Trust
2.75% 09/10/52	419,000	361,464
3.05% 11/10/52	493,000	431,348
3.67% 03/10/50	240,062	225,239
4.14% 03/10/51 (d)	73,000	67,527
4.42% 11/10/48 (d)	117,000	86,908
JPMBB Commercial Mortgage Securities Trust
4.07% 07/15/45 (d)	25,000	24,767
4.66% 11/15/48 (d)	71,000	53,301
MASTR Alternative Loan Trust
5.00% 08/25/18 (f)	226	12
Morgan Stanley Bank of America Merrill Lynch Trust
0.85% 03/15/48 (d)(f)	702,555	8,011
Wells Fargo Commercial Mortgage Trust
1.19% 02/15/48 (d)(f)	726,171	12,363
4.32% 08/15/50	129,943	105,531
WFRBS Commercial Mortgage Trust
4.26% 12/15/46	55,000	54,175
4.35% 03/15/47 (d)	123,000	119,737
		3,293,002
Municipal Bonds and Notes - 0.1%
American Municipal Power, Inc., OH
6.27% 02/15/50	25,000	27,923
Board of Regents of the University of Texas System, TX
3.35% 08/15/47	25,000	20,438

See Notes to Schedule of Investments.
20	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Port Authority of New York & New Jersey, NY
4.46% 10/01/62	$70,000	$65,388
State of California, CA
4.60% 04/01/38	50,000	48,744
State of Illinois, IL
5.10% 06/01/33	25,000	24,939
		187,432
Total Bonds and Notes (Cost $60,747,118)		57,505,548

	Number of Shares
Exchange Traded & Mutual Funds - 25.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio (j) (Cost $40,515,368)	413,712	44,378,835
Total Investments in Securities (Cost $152,388,697)		168,286,185
Short-Term Investments - 10.0%
Dreyfus Treasury Cash Management - Institutional Shares 4.70%	9,609	9,609
	Number of Shares	Fair Value
Dreyfus Treasury Obligations Cash Management Fund 4.69%	2,507,807	$2,507,807
State Street Institutional Treasury Money Market Fund - Premier Class 4.53% (j)(k)	6,105,012	6,105,012
State Street Institutional Treasury Plus Fund - Premier Class 4.69% (j)(k)	2,517,416	2,517,416
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.74% (j)(k)	6,244,308	6,244,308
Total Short-Term Investments (Cost $17,384,151)		17,384,152
Total Investments (Cost $169,772,848)		185,670,337
Liabilities in Excess of Other Assets, net - (6.2)%		(10,782,724)
NET ASSETS - 100.0%		$174,887,613

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$2,515	5.00%/ Quarterly	12/20/27	$28,349	$(94,834)	$123,183

The Fund had the following long futures contracts open at March 31, 2023:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Ultra Futures	June 2023	24	$2,815,638	$2,907,375	$91,737
U.S. Long Bond Futures	June 2023	6	753,967	786,938	32,971
U.S. Ultra Long-Term Treasury Bond Futures	June 2023	6	812,082	846,750	34,668
2 Yr. U.S. Treasury Notes Futures	June 2023	24	4,903,780	4,954,875	51,095
S&P 500 E-mini Index Futures	June 2023	2	399,405	413,775	14,370
					$224,841

The Fund had the following short futures contracts open at March 31, 2023:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	June 2023	15	$(1,678,334)	$(1,723,828)	$(45,494)
5 Yr. U.S. Treasury Notes Futures	June 2023	19	(2,041,678)	(2,080,649)	(38,971)
					$(84,465)

See Notes to Schedule of Investments.
Elfun Diversified Fund	21

Elfun Diversified Fund
Schedule of Investments
March 31, 2023 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At March 31, 2023, all or a portion of this security was pledged to cover collateral requirements for futures.
(b)	Non-income producing security.
(c)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund's investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(f)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(g)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(h)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities amounted to $2,353,439 or 1.35% of the net assets of the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(i)	Step coupon bond.
(j)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(k)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2023.
*	Less than 0.05%.

Abbreviations:
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
See Notes to Schedule of Investments.
22	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2023 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$66,306,886	$—	$—	$66,306,886
Foreign Equity	94,916	—	—	94,916
U.S. Treasuries	—	16,642,953	—	16,642,953
Agency Mortgage Backed	—	16,622,450	—	16,622,450
Agency Collateralized Mortgage Obligations	—	340,190	—	340,190
Asset Backed	—	47,754	—	47,754
Corporate Notes	—	20,371,767	—	20,371,767
Non-Agency Collateralized Mortgage Obligations	—	3,293,002	—	3,293,002
Municipal Bonds and Notes	—	187,432	—	187,432
Exchange Traded & Mutual Funds	44,378,835	—	—	44,378,835
Short-Term Investments	17,384,152	—	—	17,384,152
Total Investments in Securities	$128,164,789	$57,505,548	$—	$185,670,337
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Appreciation	—	123,183	—	123,183
Long Futures Contracts - Unrealized Appreciation	224,841	—	—	224,841
Short Futures Contracts - Unrealized Depreciation	(84,465)	—	—	(84,465)
Total Other Financial Instruments	$140,376	$123,183	$—	$263,559
See Notes to Schedule of Investments.
Elfun Diversified Fund	23

Elfun Diversified Fund
Schedule of Investments
March 31, 2023 (Unaudited)

The Fund was invested in the following countries/territories at March 31, 2023 (unaudited):
Country/Territory	Percentage (based on Fair Value)
United States	98.36%
United Kingdom	0.42%
Canada	0.30%
Germany	0.23%
Australia	0.16%
Belgium	0.14%
Netherlands	0.11%
Japan	0.10%
Spain	0.08%
China	0.06%
Luxembourg	0.02%
France	0.01%
Switzerland	0.01%
100.00%
The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at March 31, 2023 (unaudited):
Industry	Domestic	Foreign	Total
Exchange Traded Funds	23.90%	0.00%	23.90%
Technology Hardware, Storage & Peripherals	2.64%	0.00%	2.64%
Systems Software	2.54%	0.00%	2.54%
Semiconductors	1.95%	0.05%	2.00%
Interactive Media & Services	1.71%	0.00%	1.71%
Pharmaceuticals	1.49%	0.00%	1.49%
Broadline Retail	1.00%	0.00%	1.00%
Healthcare Equipment	0.97%	0.00%	0.97%
Transaction & Payment Processing Services	0.95%	0.00%	0.95%
Diversified Banks	0.92%	0.00%	0.92%
Application Software	0.84%	0.00%	0.84%
Integrated Oil & Gas	0.82%	0.00%	0.82%
Biotechnology	0.82%	0.00%	0.82%
Managed Healthcare	0.69%	0.00%	0.69%
Automobile Manufacturers	0.69%	0.00%	0.69%
Electric Utilities	0.67%	0.00%	0.67%
Life Sciences Tools & Services	0.66%	0.00%	0.66%
Aerospace & Defense	0.63%	0.00%	0.63%
Consumer Staples Merchandise Retail	0.61%	0.00%	0.61%
Soft Drinks & Non-alcoholic Beverages	0.58%	0.00%	0.58%
Multi-Sector Holdings	0.58%	0.00%	0.58%
Household Products	0.52%	0.00%	0.52%
Restaurants	0.46%	0.00%	0.46%
Home Improvement Retail	0.44%	0.00%	0.44%
Financial Exchanges & Data	0.41%	0.00%	0.41%
Oil & Gas Exploration & Production	0.41%	0.00%	0.41%
Movies & Entertainment	0.39%	0.00%	0.39%
IT Consulting & Other Services	0.39%	0.00%	0.39%
Packaged Foods & Meats	0.35%	0.00%	0.35%
See Notes to Schedule of Investments.
24	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2023 (Unaudited)

Industry	Domestic	Foreign	Total
Investment Banking & Brokerage	0.34%	0.00%	0.34%
Communications Equipment	0.34%	0.00%	0.34%
Property & Casualty Insurance	0.32%	0.00%	0.32%
Industrial Machinery & Supplies & Components	0.31%	0.00%	0.31%
Integrated Telecommunication Services	0.31%	0.00%	0.31%
Semiconductor Materials & Equipment	0.30%	0.00%	0.30%
Industrial Conglomerates	0.30%	0.00%	0.30%
Multi-Utilities	0.29%	0.00%	0.29%
Asset Management & Custody Banks	0.26%	0.00%	0.26%
Industrial Gases	0.25%	0.00%	0.25%
Rail Transportation	0.24%	0.00%	0.24%
Tobacco	0.24%	0.00%	0.24%
Insurance Brokers	0.24%	0.00%	0.24%
Specialty Chemicals	0.24%	0.00%	0.24%
Hotels, Resorts & Cruise Lines	0.24%	0.00%	0.24%
Air Freight & Logistics	0.23%	0.00%	0.23%
Regional Banks	0.22%	0.00%	0.22%
Healthcare Services	0.22%	0.00%	0.22%
Construction Machinery & Heavy Transportation Equipment	0.22%	0.00%	0.22%
Cable & Satellite	0.21%	0.00%	0.21%
Electrical Components & Equipment	0.20%	0.00%	0.20%
Telecom Tower REITs	0.19%	0.00%	0.19%
Consumer Finance	0.18%	0.00%	0.18%
Oil & Gas Refining & Marketing	0.17%	0.00%	0.17%
Footwear	0.16%	0.00%	0.16%
Building Products	0.16%	0.00%	0.16%
Human Resource & Employment Services	0.14%	0.00%	0.14%
Life & Health Insurance	0.14%	0.00%	0.14%
Oil & Gas Equipment & Services	0.13%	0.00%	0.13%
Apparel Retail	0.13%	0.00%	0.13%
Oil & Gas Storage & Transportation	0.12%	0.00%	0.12%
Automotive Retail	0.12%	0.00%	0.12%
Industrial REITs	0.12%	0.00%	0.12%
Interactive Home Entertainment	0.12%	0.00%	0.12%
Agricultural & Farm Machinery	0.12%	0.00%	0.12%
Research & Consulting Services	0.11%	0.00%	0.11%
Retail REITs	0.11%	0.00%	0.11%
Healthcare Distributors	0.11%	0.00%	0.11%
Multi-Family Residential REITs	0.11%	0.00%	0.11%
Environmental & Facilities Services	0.10%	0.00%	0.10%
See Notes to Schedule of Investments.
Elfun Diversified Fund	25

Elfun Diversified Fund
Schedule of Investments
March 31, 2023 (Unaudited)

Industry	Domestic	Foreign	Total
Data Center REITs	0.10%	0.00%	0.10%
Trading Companies & Distributors	0.09%	0.00%	0.09%
Home Building	0.09%	0.00%	0.09%
Wireless Telecommunication Services	0.09%	0.00%	0.09%
Fertilizers & Agricultural Chemicals	0.09%	0.00%	0.09%
Electronic Equipment & Instruments	0.08%	0.00%	0.08%
Electronic Components	0.08%	0.00%	0.08%
Passenger Airlines	0.08%	0.00%	0.08%
Diversified Support Services	0.08%	0.00%	0.08%
Self Storage REITs	0.07%	0.00%	0.07%
Paper & Plastic Packaging Products & Materials	0.07%	0.00%	0.07%
Multi-Line Insurance	0.07%	0.00%	0.07%
Healthcare Facilities	0.07%	0.00%	0.07%
Health Care REITs	0.07%	0.00%	0.07%
Other Specialty Retail	0.06%	0.00%	0.06%
Commodity Chemicals	0.06%	0.00%	0.06%
Agricultural Products & Services	0.06%	0.00%	0.06%
Copper	0.06%	0.00%	0.06%
Personal Care Products	0.06%	0.00%	0.06%
Steel	0.06%	0.00%	0.06%
Casinos & Gaming	0.06%	0.00%	0.06%
Distributors	0.05%	0.00%	0.05%
Distillers & Vintners	0.05%	0.00%	0.05%
Healthcare Supplies	0.05%	0.00%	0.05%
Other Specialized REITs	0.05%	0.00%	0.05%
Construction Materials	0.05%	0.00%	0.05%
Cargo Ground Transportation	0.05%	0.00%	0.05%
Electronic Manufacturing Services	0.04%	0.00%	0.04%
Automotive Parts & Equipment	0.04%	0.00%	0.04%
Gold	0.04%	0.00%	0.04%
Food Distributors	0.04%	0.00%	0.04%
Food Retail	0.03%	0.00%	0.03%
Internet Services & Infrastructure	0.03%	0.00%	0.03%
Advertising	0.03%	0.00%	0.03%
Office REITs	0.03%	0.00%	0.03%
Water Utilities	0.03%	0.00%	0.03%
Technology Distributors	0.03%	0.00%	0.03%
Construction & Engineering	0.03%	0.00%	0.03%
Drug Retail	0.03%	0.00%	0.03%
Broadcasting	0.02%	0.00%	0.02%
Apparel, Accessories & Luxury Goods	0.02%	0.00%	0.02%
Real Estate Services	0.02%	0.00%	0.02%
Timber REITs	0.02%	0.00%	0.02%
Single-Family Residential REITs	0.02%	0.00%	0.02%
See Notes to Schedule of Investments.
26	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2023 (Unaudited)

Industry	Domestic	Foreign	Total
Data Processing & Outsourced Services	0.02%	0.00%	0.02%
Gas Utilities	0.02%	0.00%	0.02%
Metal, Glass & Plastic Containers	0.02%	0.00%	0.02%
Independent Power Producers & Energy Traders	0.02%	0.00%	0.02%
Consumer Electronics	0.02%	0.00%	0.02%
Computer & Electronics Retail	0.02%	0.00%	0.02%
Reinsurance	0.01%	0.00%	0.01%
Hotel & Resort REITs	0.01%	0.00%	0.01%
Brewers	0.01%	0.00%	0.01%
Leisure Products	0.01%	0.00%	0.01%
Publishing	0.01%	0.00%	0.01%
Household Appliances	0.01%	0.00%	0.01%
Home Furnishings	0.00%	0.00%	0.00%***
Housewares & Specialties	0.00%	0.00%	0.00%***
			59.67%

Sector	Percentage (based on Fair Value)
Corporate Notes	10.97%
U.S. Treasuries	8.97%
Agency Mortgage Backed	8.95%
Non-Agency Collateralized Mortgage Obligations	1.77%
Agency Collateralized Mortgage Obligations	0.18%
Municipal Bonds and Notes	0.10%
Asset Backed	0.03%
30.97%

Short-Term Investments	Percentage (based on Fair Value)

Short-Term Investments	9.36%
9.36%
100.00%

***	Less than 0.005%.

Affiliate Table

	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Corp.	592	$45,921	$11,281	$5,087	$(990)	$(1,245)	659	$49,880	$415
State Street Global All Cap Equity ex-U.S. Index Portfolio	425,386	42,695,979	1,870,000	3,095,001	(511,599)	3,419,456	413,712	44,378,835	—
State Street Institutional Treasury Money Market Fund - Premier Class	8,599,525	8,599,525	13,182,872	15,677,385	—	—	6,105,012	6,105,012	73,434
State Street Institutional Treasury Plus Fund - Premier Class	116,548	116,548	5,830,769	3,429,901	—	—	2,517,416	2,517,416	17,513
State Street Institutional U.S. Government Money Market Fund - Class G Shares	8,748,612	8,748,612	19,433,099	21,937,403	—	—	6,244,308	6,244,308	79,558
TOTAL		$60,206,585	$40,328,021	$44,144,777	$(512,589)	$3,418,211		$59,295,451	$170,920
See Notes to Schedule of Investments.
Elfun Diversified Fund	27

Elfun Diversified Fund
Notes to Schedule of Investments
March 31, 2023 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2023 is disclosed in the Fund’s Schedule of Investments.
28

Elfun Diversified Fund
Notes to Schedule of Investments
March 31, 2023 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the beginning of the reporting period.
Futures Contracts
The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Summary Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended March 31, 2023, the Fund entered into futures contracts for the management of interest rate risk and for the equitization of cash.
Credit Default Swaps
During the period ended March 31, 2023, the State Street Income Fund engaged in credit default swaps to manage credit risk. When the State Street Income Fund is the buyer in a credit default swap contract, the State Street Income Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the State Street Income Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the State Street Income Fund loses its investment and recovers nothing. However, if a credit event occurs, the State Street Income Fund receives full notional value for a referenced debt obligation that may have little or no value. When the State Street Income Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the State Street Income Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the State Street Income Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the State Street Income Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the State Street Income Fund for the same referenced obligation.
As the seller, the State Street Income Fund may create economic leverage to its portfolio because, in addition to its total net assets, the State Street Income Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The State Street Income Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
To-Be-Announced Transactions
The State Street Income Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The State Street Income Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the State Street Income Fund generally will sell
29

Elfun Diversified Fund
Notes to Schedule of Investments
March 31, 2023 (Unaudited)

the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The State Street Income Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the State Street Income Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the State Street Income Fund will enter into TBA transactions only with established counterparties. The State Street Income Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Delayed Delivery and When-Issued Securities
During the period ended March 31, 2023, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.
The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
30